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                         CHASE VISTA MONEY MARKET FUNDS

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                              CHASE VISTA FUNDS(SM)


                                     ANNUAL
                                     REPORT

                         -----------------------------

                  Chase Vista.(SM) Setting the Global Standard.



                       U.S. GOVERNMENT MONEY MARKET FUNDS:

                    CHASE VISTA 100% U.S. TREASURY SECURITIES
                                MONEY MARKET FUND

                           CHASE VISTA U.S. GOVERNMENT
                                MONEY MARKET FUND

                            CHASE VISTA TREASURY PLUS
                                MONEY MARKET FUND

                      CHASE VISTA FEDERAL MONEY MARKET FUND



                         DIVERSIFIED MONEY MARKET FUNDS:

                        CHASE VISTA CASH MANAGEMENT FUND

                       CHASE VISTA PRIME MONEY MARKET FUND

                                 August 31, 1998

                                   Highlights

            During the reporting period, the Asian economic and currency crisis was the major event in the U.S. fixed income markets.

            [bullet] Long-term interest rates fell
                     dramatically even though the U.S. economy continued to grow steadily.

            [bullet] In this environment, the Federal Reserve
                     Board left the Federal Funds rate unchanged at 5.5%.

                                    CONTENTS

      Chairman's Letter                                              3

      Chase Vista 100% U.S. Treasury Securities
        Money Market Fund                                            4
        Fund Facts [bullet] Portfolio of Investments

      Chase Vista U.S. Government Money Market Fund                  7
        Fund Facts [bullet] Portfolio of Investments

      Chase Vista Treasury Plus Money Market Fund                   12
        Fund Facts [bullet] Portfolio of Investments

      Chase Vista Federal Money Market Fund                         15
        Fund Facts [bullet] Portfolio of Investments

      Chase Vista Cash Management Fund                              19
        Fund Facts [bullet] Portfolio of Investments

      Chase Vista Prime Money Market Fund                           30
        Fund Facts [bullet] Portfolio of Investments

      Financial Statements                                          42

      Notes to Financial Statements                                 48

      Financial Highlights                                          58

-------------------------------------------------------------------------------
 INVESTMENTS IN THE FUNDS ARE NOT DEPOSITS OF, OR GUARANTEED OR ENDORSED BY, THE CHASE MANHATTAN BANK, AND THE SHARES ARE NOT INSURED BY THE FDIC, FEDERAL
   RESERVE BOARD OR ANY OTHER GOVERNMENT AGENCY. INVESTMENTS IN MUTUAL FUNDS
    INVOLVE RISK, INCLUDING POSSIBLE LOSS OF THE PRINCIPAL AMOUNT INVESTED.
-------------------------------------------------------------------------------

                         Chase Vista Money Market Funds
                                Chairman's Letter

                                                                 October 1, 1998
Dear Shareholder:

We are pleased to present this annual report on each of the taxable Chase Vista Money Market Funds(SM). Inside, you will find current seven-day yields for each fund as of August 31, 1998 as well as listings of current holdings.


Asian Economic Crisis Keeps Rates Low

The reporting period began with the economic and currency problems in Asia pushing interest rates lower, despite continuing signs of a robust U.S. economy. The problems in Asia subsided in early 1998, which kept interest rates relatively stable, but those concerns re-surfaced in April, which put pressure on rates throughout the summer.

During the reporting period, short-term interest rates showed only a modest change compared to long-term interest rates. In fact, the decline in long-term interest rates was so steep, it created a virtual flattening of the yield curve, meaning the difference between short- and long-term interest rates was minimal.

In this environment, the Federal Reserve maintained its neutral monetary policy, as it has for roughly a year and a half. The Fed has not raised short-term interest rates since March, 1997 and has not lowered them since December, 1996.

In anticipation of lower interest rates due to the economic and currency problems in southeast Asia, Vista's money management team maintained a slightly higher average duration throughout much of the period. As always, the management team invested solely in high quality securities.

Looking ahead, the Asian economy is likely to continue placing downward pressure on interest rates, despite signs the U.S. economy remains in good shape. To help ensure the domestic economy does not weaken in the face of the uncertainty in Asia, we would not be surprised to see the Federal Reserve lower interest rates in the months ahead.


Sincerely,

/s/ Fergus Reid
---------------
Fergus Reid

           Chase Vista 100% U.S. Treasury Securities Money Market Fund
                              as of August 31, 1998
                                   (unaudited)

Fund Facts

                         Objective   High current income consistent with
                                     capital preservation

               Primary investments   Direct obligations of the U.S. Treasury
                                     including Treasury bills, bonds and notes

   Suggested investment time frame   Short-term

             Share classes offered   Vista, Premier and Institutional Shares

                        Net assets   $4.9 Billion

                        S&P Rating   Not Rated

                    Moody's Rating   Not Rated

                       NAIC Rating   Not Rated


Maturity Schedule

 1-14 days ..........    0.00%
 15-30 days .........   53.57%
 31-60 days .........    7.99%
 61-90 days .........    0.22%
 91+ days ...........   38.22%

           Chase Vista 100% U.S. Treasury Securities Money Market Fund
                              as of August 31, 1998
                                   (unaudited)


How Much of the Fund Was Invested

[PIE CHART]
Investments (96.9%)
Cash/Other (3.1%)
[END PIE CHART]


Yields

                                                7-Day SEC Yield(1)
                                                ------------------
Vista Shares                                          4.67%
Premier Shares                                        4.76%
Institutional Shares                                  5.06%

Past performance is not a guarantee of future results. Yields will fluctuate.
An investment is neither insured nor guaranteed by the U.S. government and there can be no assurance that the fund will maintain a stable Net Asset Value of $1.00 per share.
(1) The yields for Vista Shares, Premier Shares and Institutional Shares reflect the voluntary waiver of certain expenses and the assumption of certain expenses otherwise payable by the Fund. Without waivers, the yields for Vista Shares would have been 4.55%, for Premier Shares 4.62% and for Institutional Shares 5.02%. This voluntary waiver may be modified or terminated at any time, which would reduce the fund's performance.

Chase Vista 100% U.S. Treasury Securities Money Market Fund
Portfolio of Investments August 31, 1998


    Principal
      Amount      Issuer                                   Value
-------------------------------------------------------------------------
U.S. Treasury Securities -- 101.2%
-------------------------------------------------------------------------
                  U.S. Treasury Bill -- 39.5%
                  ---------------------------
$1,927,825,000    5.48%,09/15/98                           $1,923,715,042
                                                           --------------
                  U.S. Treasury Notes -- 61.7%
                  ----------------------------
   154,600,000    4.75%, 09/30/98                             154,537,107
   562,026,000    6.00%, 09/30/98                             562,313,027
   392,761,000    7.13%, 10/15/98                             393,694,386
    10,865,000    5.88%, 10/31/98                              10,870,810
   100,000,000    5.13%, 11/30/98                              99,990,939
   525,000,000    5.63%, 11/30/98                             525,384,969
   417,000,000    5.75%, 12/31/98                             417,791,622
    50,000,000    8.88%, 02/15/99                              50,752,939
    12,000,000    5.88%, 02/28/99                              12,035,608
   275,000,000    6.38%, 04/30/99                             276,729,369
    10,000,000    6.50%, 04/30/99                              10,068,009
   408,000,000    6.38%, 05/15/99                             410,770,715
    80,000,000    6.25%, 05/31/99                              80,597,802
                                                           --------------
                                                            3,005,537,302
-------------------------------------------------------------------------
                  Total Investments -- 101.2%
                  (Cost $4,929,252,344)**                  $4,929,252,344
-------------------------------------------------------------------------

                       See notes to financial statements.

                  Chase Vista U.S. Government Money Market Fund
                              as of August 31, 1998
                                   (unaudited)

Fund Facts

                        Objective    High current income consistent with
                                     capital preservation

              Primary investments    Direct obligations of the U.S. Treasury
                                     and its Agencies including Treasury bills,
                                     bonds, notes and repurchase agreements

  Suggested investment time frame    Short-term

            Share classes offered    Vista, Premier and Institutional Shares

                       Net assets    $6.9 Billion

                      S&P Rating*    AAA

                  Moody's Rating*    Aaa

                     NAIC Rating*    Class 1

* This rating is historical and is based upon the Fund's credit quality, market price exposure and management. It signifies that the Fund's safety is excellent and that it has superior capacity to maintain a $1 Net Asset Value per share. The National Association of Insurance Commissioners' (NAIC's) Class 1 status indicates that the Fund meets certain pricing and quality guidelines.


Maturity Schedule

 1-14 days ..........    57.62%
 15-30 days .........    18.27%
 31-60 days .........     1.28%
 61-90 days .........     0.00%
 91+ days ...........    22.83%

                  Chase Vista U.S. Government Money Market Fund
                              as of August 31, 1998
                                   (unaudited)

How Much of the Fund Was Invested

[PIE CHART]
Investments (93.8%)
Cash/Other (6.2%)
[END PIE CHART]

Yields

                                                 7-Day SEC Yield(1)
                                                 ------------------
Vista Shares                                           4.99%
Premier Shares                                         5.13%
Institutional Shares                                   5.35%

Past performance is not a guarantee of future results. Yields will fluctuate. An investment is neither insured nor guaranteed by the U.S. government and there can be no assurance that the fund will maintain a stable Net Asset Value of $1.00 per share.
(1) The yields for Vista and Premier Shares reflect the voluntary waiver of certain expenses and the assumption of certain expenses otherwise payable by the Fund. Without waivers, the yields would have been 4.89% for Vista Shares and 4.99% for Premier Shares. This voluntary waiver may be modified or terminated at any time, which would reduce the fund's performance.

Chase Vista U.S. Government Money Market Fund
Portfolio of Investments August 31, 1998


    Principal
     Amount      Issuer                             Value
-----------------------------------------------------------------
                 U.S. Treasury Securities -- 16.2%
                 ---------------------------------
                 U.S. Treasury Bill--14.4%
 $500,000,000    5.40%, 09/15/98                    $ 498,950,000
  500,000,000    5.50%, 09/15/98                      498,929,583
                                                    -------------
                                                      997,879,583
                                                    -------------
                 U.S. Treasury Note--1.8%
  120,000,000    6.00%, 09/30/98                      120,074,442
-----------------------------------------------------------------
                 Total U.S. Treasury Securities
                 (Cost $1,117,954,025)              1,117,954,025
                 ------------------------------------------------
                 U.S. Government Agency Obligations -- 71.1%
                 ------------------------------------------------
                 Federal Farm Credit Bank, Debentures, 0.4%
   25,000,000    5.75%, 09/11/98                       24,999,377
                                                    -------------
                 Federal Farm Credit Bank, FRN -- 1.8%
   75,000,000    5.48%, 09/01/98                       74,964,357
   50,000,000    5.52%, 09/01/98                       49,994,361
                                                    -------------
                                                      124,958,718
                                                    -------------
                 Federal Home Loan Bank, DN -- 3.5%
  240,000,000    5.70%, 09/01/98                      240,000,000
                                                    -------------
                 Federal Home Loan Bank, Debentures -- 15.1%
   50,000,000    5.61%, 01/29/99                       50,000,000
   45,000,000    5.61%, 03/02/99                       45,000,000
   85,000,000    5.62%, 03/12/99                       85,000,000
   93,000,000    5.63%, 03/12/99                       92,990,274
   50,000,000    5.63%, 03/23/99                       50,000,000
   50,000,000    5.63%, 08/27/99                       50,000,000
  100,000,000    5.68%, 03/16/99                      100,000,000
   25,000,000    5.68%, 08/04/99                       24,996,393
   83,000,000    5.69%, 10/02/98                       83,013,621
   36,000,000    5.70%, 03/17/99                       36,000,000
  100,000,000    5.70%, 04/15/99                      100,000,000
   29,615,000    5.70%, 07/07/99                       29,611,083
   50,000,000    5.70%, 07/22/99                       50,000,000
   88,500,000    5.72%, 03/26/99                       88,500,000
   35,000,000    5.72%, 04/23/99                       35,000,000
   75,000,000    5.73%, 07/07/99                       75,000,000
   50,000,000    5.75%, 04/27/99                       50,000,000
                                                    -------------
                                                    1,045,111,371
                                                    -------------

                                                                               9

                        See notes to financial statements.

Chase Vista U.S. Government Money Market Fund
Portfolio of Investments August 31, 1998 (continued)


    Principal
     Amount      Issuer                              Value
------------------------------------------------------------------
                 Federal Home Loan Bank, FRN, + -- 5.4%
$   75,000,000    5.41%, 09/02/98                    $   74,986,144
   100,000,000    5.44%, 09/02/98                        99,994,213
    50,000,000    5.45%, 09/05/98                        49,974,926
   100,000,000    5.49%, 09/01/98                        99,953,239
    45,000,000    5.52%, 09/02/98                        44,998,242
                                                      -------------
                                                        369,906,764
                                                      -------------
                  Federal Home Loan Mortgage Corp., DN -- 14.5%
 1,000,000,000    5.70%, 09/01/98                     1,000,000,000
                                                      -------------
                  Federal National Mortgage Association, DN -- 6.4%
   150,000,000    5.35%, 01/26/99                       146,723,125
   300,000,000    5.70%, 09/01/98                       300,000,000
                                                      -------------
                                                        446,723,125
                                                      -------------
                  Federal National Mortgage Association,
                  Debenture -- 5.0%
    50,000,000    5.36%, 02/19/99                        49,970,709
    25,000,000    5.38%, 02/09/99                        24,987,284
   150,000,000    5.52%, 03/26/99                       149,954,478
    50,000,000    5.75%, 12/10/98                        50,003,757
    75,000,000    6.10%, 09/04/98                        75,002,008
                                                      -------------
                                                        349,918,236
                                                      -------------
                  Federal National Mortgage Association, FRN -- 8.4%
    87,500,000    5.14%, 09/01/98                        87,431,366
    50,000,000    5.44%, 09/01/98                        49,990,274
   175,000,000    5.45%, 09/01/98                       174,899,143
    70,000,000    5.45%, 09/15/98                        69,951,344
    50,000,000    5.50%, 09/01/98                        49,972,149
   150,000,000    5.52%, 09/01/98                       149,926,198
                                                      -------------
                                                        582,170,474
                                                      -------------
                 Student Loan Marketing Association, Debentures -- 1.4%
    46,800,000    5.56%, 01/27/99                        46,788,107
    54,005,000    5.63%, 02/12/99                        53,998,401
                                                      -------------
                                                        100,786,508
                                                      -------------

10
                       See notes to financial statements.

Chase Vista U.S. Government Money Market Fund
Portfolio of Investments August 31, 1998 (continued)


    Principal
      Amount      Issuer                                 Value
-----------------------------------------------------------------------
                  Student Loan Marketing Association, DN -- 7.8%
$  540,000,000    5.70%, 09/01/98                        $  540,000,000
                                                         --------------
                  Student Loan Marketing Association, FRN -- 1.4%
    25,000,000    5.24%, 09/01/98                            24,999,516
    44,000,000    5.26%, 09/01/98                            44,000,769
    25,000,000    5.27%, 09/01/98                            25,000,000
                                                         --------------
                                                             94,000,285
-----------------------------------------------------------------------
                  Total U.S. Government Agency
                  Obligations
                  (Cost $4,918,574,858)                   4,918,574,858
-----------------------------------------------------------------------
                  Repurchase Agreements -- 6.7%
                  -----------------------------
    64,791,000    Merrill Lynch, 6.00%, due 09/01/98,
                   (Dated 08/31/98, Proceeds
                   $64,801,799, Secured by U.S.
                   Treasury Note, $64,060,000 at
                   5.63%, due 12/31/02; Market
                   $ 66,088,588)                             64,791,000
   400,000,000    Greenwich Capital Markets,
                   5.80%, due 09/01/98, (Dated
                   08/31/98, Proceeds
                   $400,064,444, Secured by U.S.
                   Treasury Bond, $248,420,000 at
                   11.25%, due 02/15/15; Market
                   $408,002,853)                            400,000,000
-----------------------------------------------------------------------
                  Total Repurchase Agreements
                  (Cost $464,791,000)                       464,791,000
-----------------------------------------------------------------------
                  Total Investments -- 94.0%
                  (Cost $6,501,319,883)**                $6,501,319,883
-----------------------------------------------------------------------

                                                                              11
                         See notes to financial statements.

                   Chase Vista Treasury Plus Money Market Fund
                              as of August 31, 1998
                                   (unaudited)

Fund Facts

                         Objective     High current income consistent with
                                       capital preservation

               Primary investments     Direct obligations of the U.S. Treasury
                                       including Treasury bills, bonds and notes
                                       as well as repurchase agreements which
                                       are fully collateralized by obligations
                                       issued or guaranteed by the U.S. Treasury

   Suggested investment time frame     Short-term

             Share classes offered     Vista, Premier and Institutional Shares

                        Net assets     $2.3 Billion

                       S&P Rating*     AAA

                   Moody's Rating*     Aaa

                      NAIC Rating*     NAIC-exempt

* This rating is historical and is based upon the Fund's credit quality, market price exposure and management. It signifies that the Fund's safety is excellent and that it has superior capacity to maintain a $1 Net Asset Value per share. The National Association of Insurance Commissioners' (NAIC's) "approved" status indicates that the Fund meets certain pricing and quality guidelines.



Maturity Schedule

1-14 days ..........      18.24%
15-30 days .........      54.83%
31-60 days .........       0.00%
61-90 days .........       0.00%
91+ days ...........      26.93%

                   Chase Vista Treasury Plus Money Market Fund
                              as of August 31, 1998
                                   (unaudited)

How Much of the Fund Was Invested

[PIE CHART]
Investments (99.6%)
Cash/Other (0.4%)
[END PIE CHART]


Yields

                                                 7-Day SEC Yield(1)
                                                 ------------------
Vista Shares                                          4.92%
Premier Shares                                        5.06%
Institutional Shares                                  5.31%

Past performance is not a guarantee of future results. Yields will fluctuate. An investment is neither insured nor guaranteed by the U.S. government and there can be no assurance that the fund will maintain a stable Net Asset Value of $1.00 per share.
(1) The yield for Vista Shares, Premier Shares and Institutional Shares reflect the voluntary waiver of certain expenses and the assumption of certain expenses otherwise payable by the Fund. Without waivers, the yield would have been 4.82% for Vista Shares, 5.02% for Premier Shares and 5.27% for Institutional Shares. This voluntary waiver may be modified or terminated at any time, which would reduce the fund's performance.

Chase Vista Treasury Plus Money Market Fund
Portfolio of Investments August 31, 1998

    Principal
      Amount      Issuer                               Value
---------------------------------------------------------------------
                  U.S. Treasury Securities--91.9%
                  -------------------------------
                  U.S. Treasury Bill -- 61.6%
$1,450,000,000    5.51%, 09/15/98                      $1,446,937,013
                                                       --------------
                  U.S. Treasury Notes -- 30.3%
    78,000,000    5.13%, 11/30/98                          77,994,346
   192,000,000    5.50%, 02/28/99                         192,322,500
    69,000,000    6.25%, 03/31/99                          69,433,807
   250,000,000    6.38%, 04/30/99                         251,812,269
    18,000,000    6.38%, 05/15/99                          18,128,817
   100,000,000    6.50%, 04/30/99                         100,882,813
                                                       --------------
                                                          710,574,552
---------------------------------------------------------------------
                  Total U.S. Treasury Securities
                  (Cost $2,157,511,565)                 2,157,511,565
---------------------------------------------------------------------
                  Repurchase Agreements -- 20.5%
                  ------------------------------
    70,000,000    Merrill Lynch & Co., Inc., 6.00%,
                   due 09/01/98, (Dated 08/31/98,
                   Proceeds $70,011,667, Secured
                   by U.S. Treasury Strips,
                   $196,566,000, due 11/15/15
                   through 02/15/17; Market
                   $71,401,326)                            70,000,000
   411,238,000    Goldman Sachs & Co., 5.77%,
                   due 09/01/98, (Dated 08/31/98,
                   Proceeds $411,303,912, Secured
                   by U.S. Treasury Bill,
                   $60,098,000 due 02/25/99; U.S.
                   Treasury Notes & Bonds,
                   $321,600,000, 5.50% through
                   11.875%, due 5/31/99 through
                   08/15/19; Market $419,463,978)         411,238,000
---------------------------------------------------------------------
                  Total Repurchase Agreements
                  (Cost $481,238,000)                     481,238,000
---------------------------------------------------------------------
                  Total Investments -- 112.4%
                  (Cost $2,638,749,565)**              $2,638,749,565
---------------------------------------------------------------------

                     See notes to financial statements.

                      Chase Vista Federal Money Market Fund
                              as of August 31, 1998
                                   (unaudited)

Fund Facts

                  Objective   High current income consistent with
                              capital preservation

        Primary investments   Direct obligations of the U.S. Treasury
                              including Treasury bills, bonds and notes
                              as well as obligations issued or
                              guaranteed by the U.S. Treasury
                              and its Agencies

       Suggested investment   Short-term
                 time frame

      Share classes offered   Vista, Premier and Institutional Shares

                 Net assets   $870 Million

                 S&P Rating   Not Rated

             Moody's Rating   Not Rated

                NAIC Rating   Not Rated

Maturity Schedule

 1-14 days ..........    6.20%
 15-30 days .........    0.00%
 31-60 days .........    0.00%
 61-90 days .........    0.00%
 91+ days ...........   93.80%

                      Chase Vista Federal Money Market Fund
                              as of August 31, 1998
                                   (unaudited)

How Much of the Fund Was Invested

[PIE CHART]
Investments (91.5%)
Cash/Other (8.5%)
[END PIE CHART]

Yields

                                                7-Day SEC Yield(1)
                                                ------------------
 Vista Shares                                          4.89%
 Premier Shares                                        5.09%
 Institutional Shares                                  5.33%

Past performance is not a guarantee of future results. Yields will fluctuate. An investment is neither insured nor guaranteed by the U.S. government and there can be no assurance that the funds will maintain a stable Net Asset Value of $1.00 per share.
(1) The yields for Vista Shares and Premier Shares reflect the voluntary waiver of certain expenses and the assumption of certain expenses otherwise payable by the Fund. Without waivers, the yields for Vista Shares would have been 4.77% and 5.09% for Premier Shares. This voluntary waiver may be modified or terminated at any time, which would reduce the fund's performance.

Chase Vista Federal Money Market Fund
Portfolio of Investments August 31, 1998


   Principal
    Amount     Issuer                                          Value
--------------------------------------------------------------------------
               U.S. Government Agency Obligations -- 102.0%
               ---------------------------------------------
                Federal Farm Credit Bank, DN -- 9.7%
$ 25,000,000    5.10%, 08/31/99                               $ 23,710,833
  50,000,000    5.25%, 07/28/99                                 47,593,750
  13,176,000    5.29%, 05/25/99                                 12,660,987
                                                               -----------
                                                                83,965,570
                                                               -----------
                Federal Farm Credit Bank, Debenture -- 1.7%
  15,000,000    5.70%, 09/02/98                                 14,999,944
                                                               -----------
                Federal Farm Credit Bank, FRN, + -- 28.7%
  50,000,000    5.43%, 09/24/98                                 49,960,241
  50,000,000    5.44%, 09/20/98                                 49,973,543
  25,000,000    5.48%, 09/22/98                                 24,988,119
  75,000,000    5.49%, 09/01/98                                 74,984,005
  50,000,000    5.52%, 09/01/98                                 49,994,361
                                                               -----------
                                                               249,900,269
                                                               -----------
                Federal Home Loan Bank, Debentures -- 12.2%
  50,000,000    5.61%, 03/02/99                                 49,982,015
  15,500,000    5.61%, 04/08/99                                 15,492,882
  25,000,000    5.70%, 03/17/99                                 25,000,000
  16,000,000    5.70%, 07/22/99                                 16,000,000
                                                               -----------
                                                               106,474,897
                                                               -----------
                Federal Home Loan Bank, DN -- 5.6%
  50,000,000    5.28%, 03/29/99                                 48,467,333
                                                              -----------
                Federal Home Loan Bank, FRN, + -- 26.4%
 115,000,000    5.45%, 09/01/98                                114,931,498
  50,000,000    5.45%, 09/05/98                                 49,973,378
  25,000,000    5.49%, 09/01/98                                 24,995,505
  40,000,000    5.61%, 09/01/98                                 40,000,000
                                                               -----------
                                                               229,900,381
                                                               -----------

                       See notes to financial statements.

Chase Vista Federal Money Market Fund
Portfolio of Investments August 31, 1998 (continued)

   Principal
    Amount     Issuer                                    Value
---------------------------------------------------------------------
               Student Loan Marketing Association, FRN, + -- 17.7%
$15,050,000    5.25%, 09/01/98                           $ 15,050,989
  4,025,000    5.26%, 09/01/98                              4,024,979
 10,000,000    5.40%, 09/01/98                             10,000,000
 50,000,000    5.48%, 09/01/98                             50,000,000
 75,000,000    5.50%, 09/10/98                             74,940,000
                                                         ------------
                                                          154,015,968
---------------------------------------------------------------------
               Total Investments --102.0%
               (Cost $887,724,362)**                     $887,724,362
---------------------------------------------------------------------

                       See notes to financial statements.

                        Chase Vista Cash Management Fund
                              as of August 31, 1998
                                   (unaudited)

Fund Facts

                           Objective   High current income consistent with
                                       capital preservation

                 Primary investments   High quality, short-term, U.S. dollar-
                                       denominated money market instruments

     Suggested investment time frame   Short-term

               Share classes offered   Vista, Premier and Institutional Shares

                          Net assets   $5.1 Billion

                          S&P Rating   Not Rated

                      Moody's Rating   Not Rated

                         NAIC Rating   Not Rated


Maturity Schedule

 1-14 days ..........      12.95%
 15-30 days .........      16.63%
 31-60 days .........       5.80%
 61-90 days .........      11.41%
 91+ days ...........      53.21%

                        Chase Vista Cash Management Fund
                              as of August 31, 1998
                                   (unaudited)

How Much of the Fund Was Invested

[PIE CHART]
Investments (99.4%)
Cash/Other (0.6%)
[END PIE CHART]

Yields

                                                7-Day SEC Yield(1)
                                                ------------------
 Vista Shares                                          5.07%
 Premier Shares                                        5.21%
 Institutional Shares                                  5.42%


Past performance is not a guarantee of future results. Yields will fluctuate. An investment is neither insured nor guaranteed by the U.S. government and there can be no assurance that the fund will maintain a stable Net Asset Value of $1.00 per share.
(1) The yields for Vista and Premier Shares reflect the voluntary waiver of certain expenses and the assumption of certain expenses otherwise payable by the Fund. Without waivers, the yields would have been 5.05% for Vista Shares and 5.15% for Premier Shares. This voluntary waiver may be modified or terminated at any time, which would reduce the fund's performance.

Chase Vista Cash Management Fund
Portfolio of Investments August 31, 1998


  Principal
    Amount                                           Value
    (USD)     Issuer                                 (USD)
---------------------------------------------------------------
Notes & Bonds -- 8.5%
---------------------------------------------------------------
               State & Municipal Obligations -- 0.1%
               --------------------------------------
$ 6,700,000    Virginia State, Housing Development
                 Authority, MultiFamily Housing,
                 Ser. A, Rev., 5.68%, 11/01/98
                 (Cost $6,699,510)                   $ 6,699,510
                                                     -----------
               Corporate Notes & Bonds -- 8.4%
               -------------------------------
               Banking -- 0.7%
 20,000,000    Bankers Trust Co. of New York,
                 5.69%, 01/08/99                      19,998,643
  1,000,000    Citicorp, 9.75%, 08/01/99               1,034,562
  9,510,000    National Australia Bank--New York,
                 (Yankee) 9.70%, 10/15/98              9,553,490

  7,200,000    Northwest Corp., 5.75%, 11/16/98        7,198,245
                                                     -----------
                                                      37,784,940
                                                     -----------
               Computers/Computer Hardware -- 0.2%
 10,000,000    International Business Machines,
                 Corp., 5.81%, 10/01/98                9,999,778
                                                     -----------
               Financial Services -- 7.5%
               Beta Finance Corp., Inc.,
 28,000,000     5.70%, 03/31/99 #                     28,000,000
 22,000,000     5.75%, 03/16/99 #                     21,999,409
 25,000,000    Beta Finance Corp., Ltd., (Cayman
                 Islands) 5.69%, 03/02/99 #           25,000,000
  9,000,000    British Telecommunications Finance,
                 (United Kingdom) 9.38%, 02/15/99      9,144,935
  5,000,000    Caterpillar Financial Services Corp.,
                 6.76%, 01/15/99                       5,016,773
 24,000,000    CC USA Inc., (Centauri Corp.), #
                 (Cayman Islands) 5.88%, 05/04/99     24,000,000
 32,000,000    Centauri Corp., 5.70%, 03/02/99 #      32,000,000
                 International Business Machines
                 Credit Corp.,
 25,500,000      5.47%, 02/10/99                      25,486,648
 19,000,000      5.80%, 11/06/98                      18,997,554
  3,500,000    John Deere Capital Corp., 6.00%,
                 02/01/99                               3,500,769

                                                                              21
                         See notes to financial statements.

Chase Vista Cash Management Fund
Portfolio of Investments August 31, 1998 (continued)


  Principal
    Amount                                         Value
    (USD)     Issuer                               (USD)
--------------------------------------------------------------
Notes & Bonds -- (continued)
--------------------------------------------------------------
               Merrill Lynch & Co., Inc.,
$ 7,000,000     5.57%, 02/16/99                     $  6,999,680
 15,000,000     5.79%, 04/28/99                       15,000,000
 24,500,000     5.89%, 12/01/98                       24,500,000
  5,000,000    Paccar Financial Corp., 6.25%,
                 01/15/99                              5,009,989
               Sigma Finance Corp.,
                 (United Kingdom), #
 14,000,000     5.70%, 03/02/99                       14,000,000
 34,000,000     5.72%, 03/30/99                       34,000,000
 50,000,000     5.75%, 03/09/99                       50,000,000
 25,000,000     5.76%, 03/31/99                       25,000,000
 12,000,000     5.94%, 11/17/98                       12,001,935
                                                     -----------
                                                     379,657,692
----------------------------------------------------------------
               Total Corporate Notes & Bonds
               (Cost $427,442,410)                   427,442,410
----------------------------------------------------------------
               Total Notes & Bonds
               (Cost $434,141,920)                   434,141,920
----------------------------------------------------------------
Commercial Paper -- 54.8%
----------------------------------------------------------------
               State & Municipal Commercial Paper -- 1.7%
               ------------------------------------------
               California -- 1.3%
 56,900,000    Anaheim City, California, 5.65%,
                 09/01/98                             56,900,000
 12,600,000    Oakland-Alameda County, California,
                 Coliseum Authority, Ser. A, 5.59%,
                 09/15/98                             12,600,000
                                                     -----------
                                                      69,500,000
                                                     -----------
               Nebraska -- 0.4%
 20,000,000    Nebraska Public Power District,
               5.68%, 09/23/98                        20,000,000
----------------------------------------------------------------
               Total State & Municipal
               Commercial Paper
               (Cost $89,500,000)                     89,500,000
----------------------------------------------------------------

22
                       See notes to financial statements.

Chase Vista Cash Management Fund
Portfolio of Investments August 31, 1998 (continued)


   Principal
    Amount                                               Value
     (USD)     Issuer                                    (USD)
--------------------------------------------------------------------
Commercial Paper -- (continued)
--------------------------------------------------------------------
               Corporate Commercial Paper -- 53.1%
               -----------------------------------
$25,000,000    Associates Corp. of North America,
                5.85%, 09/01/98                          $25,000,000
 14,000,000    Associates First Capital Corp., 5.52%,
                09/18/98                                  13,963,507
 20,000,000    Beta Finance Corp., Ltd., (Caymon
                Islands) 5.99%, 10/28/98 #                20,000,597
               BTAB Holdings Funding Corp.,
 10,000,000     5.44%, 02/11/99                            9,753,689
 90,000,000     5.47%, 12/07/98                           88,673,525
 42,606,000    China Merchants Bank, (China)
                5.50%, 11/17/98                           42,104,788
               Corporate Receivables Corp.,
 50,000,000     5.52%, 09/16/98                           49,885,000
 25,000,000     5.52%, 09/18/98                           24,934,833
  75,000,000    5.53%, 09/18/98                           74,804,146
 30,000,000    Credit Suisse, (Switzerland) 5.52%,
                11/05/98                                  29,701,000
 25,000,000    Credito Ilaliano, (Italy) 5.47%,
                12/11/98                                  24,616,340
 78,000,000    Cregem North America Inc.,
               (Belgium) 5.48%, 12/18/98                  76,718,850
 30,000,000    CS First Boston, Inc., (Switzerland)
                5.47%, 12/03/98                           29,576,075
               CXC Inc.,
 50,000,000     5.51%, 10/30/98                           49,548,486
 50,000,000     5.52%, 09/22/98                           49,839,000
 50,000,000     5.57%, 09/09/98                           49,938,111
               Daimier-Benz North America Corp.,
                (Germany)
 27,000,000     5.45%, 02/25/99                           26,276,513
  1,000,000     5.46%, 10/21/98                              992,417
 50,000,000     5.49%, 09/25/98                           49,817,000
 75,000,000     5.49%, 11/30/98                           73,971,563
 19,910,000     5.50%, 09/09/98                           19,885,666
 50,000,000     5.51%, 09/23/98                           49,831,639

                                                                              23
                         See notes to financial statements.

Chase Vista Cash Management Fund
Portfolio of Investments August 31, 1998 (continued)


   Principal
    Amount                                           Value
     (USD)     Issuer                                (USD)
----------------------------------------------------------------
Commercial Paper -- (continued)
----------------------------------------------------------------
               Den Danske Corp., (Denmark)
$ 41,000,000     5.44%, 04/01/99                      $39,686,542
  25,000,000     5.46%, 12/17/98                       24,594,663
                Diageo Capital PLC, (United Kingdom)
  70,000,000     5.48%, 11/30/98                       69,041,000
  24,000,000     5.49%, 12/21/98                       23,593,740
  16,296,000    DuPont EI De Nemours Co., 5.49%,
                 10/21/98                              16,171,743
  50,000,000    Edison Asset Securitization, LLC,
                 5.51%, 11/13/98                       49,441,347
 100,000,000    Ford Motor Credit Co., 5.48%,
                 12/04/98                              98,569,111
                Ford Credit Europe PLC,
  25,000,000     5.48%, 09/18/98                       24,935,306
  50,000,000     5.50%, 09/17/98                       49,877,778
  24,783,000    General RE Corp., 5.49%, 11/17/98      24,491,986
                Generale Bank, (Belgium)
  20,000,000     5.47%, 12/07/98                       19,705,228
  80,000,000     5.47%, 12/09/98                       78,796,600
 100,000,000     5.49%, 12/02/98                       98,597,639
                Greyhawk Funding LLC, #
  45,000,000     5.51%, 11/06/98                       44,545,425
  81,000,000     5.52%, 09/22/98                       80,739,180
  45,000,000    Halifax PLC, (United Kingdom)
                 5.50%, 09/18/98                       44,883,125
                Lexington Parker Capital, Corp.
  35,000,000     5.47%, 02/05/99                       34,165,065
  45,840,000     5.49%, 11/06/98                       45,378,620
  35,000,000     5.49%, 02/17/99                       34,097,963
  20,000,000     5.50%, 01/19/99                       19,572,222
  65,000,000     5.51%, 11/06/98                       64,343,392
  25,000,000    Merrill Lynch & Co., Inc., 5.52%,
                 10/30/98                              24,773,833
  39,196,000    MetLife Funding Inc., 5.54%,
                 09/09/98                              39,147,745

24
                       See notes to financial statements.

Chase Vista Cash Management Fund
Portfolio of Investments August 31, 1998 (continued)


   Principal
    Amount                                             Value
     (USD)     Issuer                                  (USD)
------------------------------------------------------------------
Commercial Paper -- (continued)
------------------------------------------------------------------
               National Rural Utilities Cooperative
                Finance Corp.,
$25,000,000     5.50%, 09/22/98                        $24,919,792
 45,000,000     5.50%, 09/28/98                         44,814,375
               Nationwide Building Society,
                (United Kingdom)
 47,850,000     5.48%, 11/24/98                         47,238,158
 25,000,000     5.49%, 12/16/98                         24,595,875
 62,000,000     5.50%, 11/13/98                         61,308,528
 50,000,000     5.50%, 11/19/98                         49,396,528
  8,000,000     5.50%, 12/11/98                          7,876,556
 47,529,000    Redwood Receivables Corp., 5.55%,
                09/11/98                                47,455,726
  50,000,000    Rio Tinto America Inc., (United
                 Kingdom) 5.51%, 09/25/98               49,816,333
 27,000,000    San Paolo US Financial Co., (Italy)
                5.49%, 11/23/98                         26,658,248
 17,000,000    Sigma Finance Inc., (United
                Kingdom) 5.51%, 11/23/98                16,784,039
               Silver Tower US Funding, LLC,
 12,300,000     5.46%, 02/19/99                         11,981,000
 37,500,000     5.47%, 02/16/99                         36,542,750
               Svenska Handelsbanken Inc., (Sweden)
 26,000,000     5.50%, 09/22/98                         25,916,583
 45,000,000     5.50%, 10/08/98                         44,745,625
 60,000,000     5.51%, 09/10/98                         59,917,350
 18,500,000    Swiss Bank Corp., (Switzerland)
                (Yankee) 5.75%, 05/07/99                18,493,081
 23,000,000    Thames Asset Global Securitization,
                Inc., 5.53%, 09/08/98 #                 22,975,269
 24,239,000    Three Rivers Funding Corp., 5.55%,
                09/17/98 #                              24,179,210
 50,000,000    Trident Capital Finance, (France)
                5.50%, 10/08/98                         49,717,361
  8,786,000    Triple A One Funding Corp., 5.54%,
                09/21/98                                 8,758,959

                                                                              25
                         See notes to financial statements.

Chase Vista Cash Management Fund
Portfolio of Investments August 31, 1998 (continued)


   Principal
    Amount                                             Value
     (USD)     Issuer                                  (USD)
--------------------------------------------------------------------
Commercial Paper -- (continued)
--------------------------------------------------------------------
$13,041,000     Twin Towers Inc., 5.52%,
                 09/08/98 #                            $  13,027,003
 20,100,000     US Borax Inc., (United Kingdom)
                 5.51%, 09/24/98                          20,029,242
 50,000,000     Windmill Funding Corp., 5.54%,
                 09/18/98                                 49,869,194
--------------------------------------------------------------------
               Total Corporate Commercial Paper
               (Cost $2,715,998,783)                   2,715,998,783
--------------------------------------------------------------------
               Total Commercial Paper
               (Cost $2,805,498,783)                   2,805,498,783
--------------------------------------------------------------------
Floating Rate Notes & Bonds -- 26.4%
--------------------------------------------------------------------
               U.S. Government Agency
               Obligations (FRN) -- 2.1%
               -------------------------
                Student Loan Marketing Association,
 59,200,000      5.26%, 09/01/98                          59,201,797
 49,000,000      5.27%, 09/01/98                          49,000,000
--------------------------------------------------------------------
               Total U.S. Government Agency
               Obligations (FRN)
               (Cost $108,201,797)                       108,201,797
--------------------------------------------------------------------
               State & Municipal Obligations (FRDN) -- 2.9%
               --------------------------------------------
               California -- 2.3%
                California Housing Finance Agency,
                 Home Mortgage, Series M, Rev.,
 76,000,000      5.62%, 09/02/98                          76,000,000
 20,000,000     California Pollution Control Financing
                 Authority, Environmental
                 Improvement, Shell Oil Company,
                 Project B, Rev., 5.63%, 09/02/98         20,000,000
 22,000,000     Sacramento County, California, Rev.,
                 5.67%, 09/02/98                          22,000,000
                                                       -------------
                                                         118,000,000
                                                       -------------

26
                       See notes to financial statements.

Chase Vista Cash Management Fund
Portfolio of Investments August 31, 1998 (continued)


   Principal
    Amount                                            Value
     (USD)     Issuer                                 (USD)
-----------------------------------------------------------------
Floating Rate Notes & Bonds -- (continued)
-----------------------------------------------------------------
              Illinois -- 0.1%
$ 6,900,000    Illinois Health Facilities Authority,
                Taxable, LOYOLA Universal
                Health, Ser. C, Rev., 5.65%,
                09/01/98                              $ 6,900,000
                                                      -----------
              Missouri -- 0.3%
 16,200,000    SSM Healthcare, Missouri Health
                Facilities, Rev., 5.70%, 09/02/98      16,200,000
                                                      -----------
              Texas -- 0.2%
 10,000,000    Travis County, Texas, Certificates of
                Obligation, GO, 5.59%, 09/02/98        10,000,000
-----------------------------------------------------------------
              Total State & Municipal
              Obligations (FRDN)
              (Cost $151,100,000)                     151,100,000
-----------------------------------------------------------------
              Corporate Notes & Bonds (FRN) -- 20.7%
              --------------------------------------
              Banking -- 0.3%
 17,000,000    American Express Centurion Bank,
                5.59%, 09/11/98                        17,000,000
                                                      -----------
              Financial Services -- 19.2%
 25,000,000    Asset Backed Capital Finance, Inc. #
                5.64%, 11/16/98                        25,000,000
 35,000,000    Bear Stearns Co., Inc., 5.63%,
                09/01/98                               35,000,000
               Caterpillar Financial Services Corp.,
 47,000,000     5.61%, 10/13/98                        47,000,000
 50,000,000     5.62%, 09/16/98                        50,000,000
 75,000,000     5.62%, 10/07/98                        74,968,973
 30,000,000    Centauri Corp., 5.61%, 10/17/98 #       30,000,000
               Goldman Sachs Group,
148,000,000     5.69%, 10/15/98 #                     148,000,000
 20,000,000     5.74%, 11/24/98 #                      20,008,061
 42,000,000    International Business Machines,
                Credit Corp., 5.51%, 09/15/98          41,999,250
               Merrill Lynch & Co.,
 25,000,000     5.61%, 10/13/98                        25,000,000
100,000,000     5.65%, 09/30/98                       100,000,000

                                                                              27
                         See notes to financial statements.

Chase Vista Cash Management Fund
Portfolio of Investments August 31, 1998 (continued)


   Principal
    Amount                                           Value
     (USD)     Issuer                                (USD)
-------------------------------------------------------------------
Floating Rate Notes & Bonds -- (continued)
-------------------------------------------------------------------
$ 25,000,000    Morgan Stanley Group, 5.79%,
                 09/15/98                             $  25,000,000
  81,000,000    Sigma Finance, 5.63%, 10/20/98 #         81,000,000
                Structured Enhanced Return Trust
                 (Steers),
  50,000,000     1997 Ser. B-71, # 5.63%, 10/15/98       50,000,000
  50,841,444     1998 Ser. A-39, # 5.67%, 09/25/98       50,841,444
  75,000,000    Structured Product Asset Return
                 Certificate, Series 98-1, # 5.74%,
                 11/27/98                                75,000,000
 100,000,000    Toyota Motor Credit Corp., 5.56%,
                 11/18/98                                99,975,054
                                                      -------------
                                                        978,792,782
                                                      -------------
               Utilities -- 1.2%
  62,000,000    Baltimore Gas & Electric Co.,
                 5.62%, 09/01/98                         62,002,554
-------------------------------------------------------------------
               Total Corporate Notes &
               Bonds (FRN)
               (Cost $1,057,795,336)                  1,057,795,336
-------------------------------------------------------------------
               Asset-Backed Securities (FRN) -- 0.7%
               --------------------------------------
               Financial Services
  35,000,000    Triangle Funding Ltd., Ser. 1997-1X,
                 Class 1, # 5.69%, 11/15/98
               (Cost $35,000,000)                        35,000,000
-------------------------------------------------------------------
               Total Floating Rate Notes & Bonds
               (Cost $1,352,097,133)                  1,352,097,133
-------------------------------------------------------------------
Deposits -- 4.3%
-------------------------------------------------------------------
               Time Deposit -- 0.2%
               --------------------
  10,479,000    First Union National Bank, 5.81%,
                 09/01/98                                10,479,000
                                                      -------------
               Certificate of Deposits -- 1.2%
               --------------------------------
  35,000,000    Bankers Trust Co. of New York,
                 5.97%, 10/27/98                         34,998,167
  25,000,000    CS First Boston, 5.79%, 04/27/99         25,000,000
                                                      -------------
                                                         59,998,167
                                                      -------------

28
                       See notes to financial statements.

Chase Vista Cash Management Fund
Portfolio of Investments August 31, 1998 (continued)


   Principal
    Amount                                             Value
     (USD)     Issuer                                  (USD)
---------------------------------------------------------------------
Deposits -- (continued)
---------------------------------------------------------------------
              Certificate of Deposits (Euro Deposits) -- 2.9%
              -----------------------------------------------
$ 25,000,000    Bank of Austria of New York, 5.64%,
                 02/25/99                               $   24,994,633
  10,000,000    Bank of Nova Scotia, (Canada)
                 5.89%, 09/16/98                            10,000,807
  25,000,000    Bayerische Vereinsbank, (Germany)
                 5.68%, 01/21/99                            25,000,000
  35,000,000    Canadian Imperial Bank, (Canada)
                 5.75%, 04/01/99                            34,990,267
                Deutsche Bank AG, (Germany)
  10,000,000     5.73%, 04/14/99                             9,997,032
  11,500,000     5.75%, 04/27/99                            11,496,410
  10,000,000    Deutsche Bank Financial, 5.95%,
                 10/26/98                                    9,999,280
  24,000,000    Swiss Bank Corp., New York,
                 (Yankee) 5.64%, 02/25/99                   23,993,986
                                                        --------------
                                                           150,472,415
----------------------------------------------------------------------
               Total Deposits
               (Cost $220,949,582)                         220,949,582
----------------------------------------------------------------------
Repurchase Agreements -- 5.5%
----------------------------------------------------------------------
 150,000,000    Greenwich Capital Markets, 5.80%,
                 due 09/01/98, (Dated 08/31/98,
                 Proceeds $150,024,167, Secured by
                 FNMA REMICS, $184,502,662,
                 6.50% through 7.19%, 02/18/12
                 through 04/18/28; Market
                 $153,002,291)                             150,000,000
 130,000,000    Lehman Brothers Inc., 5.90%, due
                 09/01/98, (Dated 08/31/98, Proceeds
                 $130,021,306, Secured by U.S. Treasury
                 Notes, $128,690,000 at 5.75%, due
                 09/30/99; Market $132,607,727)            130,000,000
----------------------------------------------------------------------
               Total Repurchase Agreements
               (Cost $280,000,000)                         280,000,000
----------------------------------------------------------------------
               Total Investments -- 99.5%
               (Cost $5,092,687,418)**                  $5,092,687,418
----------------------------------------------------------------------

                                                                              29
                       See notes to financial statements.

                       Chase Vista Prime Money Market Fund
                              as of August 31, 1998
                                   (unaudited)

Fund Facts

                          Objective     High current income consistent with
                                        capital preservation

                Primary investments     High quality, short-term, U.S. dollar-
                                        denominated money market instruments

    Suggested investment time frame     Short-term

              Share classes offered     Premier, Institutional, B and C Shares

                         Net assets     $5.3 Billion

                        S&P Rating*     AAA

                    Moody's Rating*     Aaa

                       NAIC Rating*     Class 1

* This rating is historical and is based upon the Fund's credit quality, market price exposure and management. It signifies that the Fund's safety is excellent and that it has superior capacity to maintain a $1 Net Asset Value per share. The National Association of Insurance Commissioners' (NAIC's) Class 1 status indicates that the Fund meets certain pricing and quality guidelines.


Maturity Schedule



 1-14 days ..........      25.59%
 15-30 days .........       8.15%
 31-60 days .........       6.84%
 61-90 days .........       3.33%
 91+ days ...........      56.09%

                       Chase Vista Prime Money Market Fund
                              as of August 31, 1998
                                   (unaudited)

How Much of the Fund Was Invested

[PIE CHART]
Investments (98.3%)
Cash/Other (1.7%)
[END PIE CHART]

Yields

                                              7-Day SEC Yield1
                                              ----------------
 B Shares                                          4.47%
 C Shares                                          4.22%
 Premier Shares                                    5.27%
 Institutional Shares                              5.48%

Past performance is not a guarantee of future results. Yields will fluctuate. An investment is neither insured nor guaranteed by the U.S. government and there can be no assurance that the fund will maintain a stable Net Asset Value of $1.00 per share.
(1) The yields for B Shares and Premier Shares reflect the voluntary waiver of certain expenses and the assumption of certain expenses otherwise payable by the Fund. Without waivers, the yields would have been 4.22% for B Shares and 5.22% for Premier Shares. This voluntary waiver may be modified or terminated at any time, which would reduce the fund's performance.

Chase Vista Prime Money Market Fund
Portfolio of Investments August 31, 1998


   Principal
    Amount                                                 Value
     (USD)     Issuer                                      (USD)
----------------------------------------------------------------------
Corporate Notes & Bonds -- 5.8%
----------------------------------------------------------------------
              Financial Services -- 5.8%
              --------------------------
               Beta Finance Inc., #
$25,000,000     5.69%, 03/02/99                           $ 24,998,753
 17,000,000     5.87%, 11/12/98                             17,000,000
               CC USA Inc.(Centauri Corp.),
                (Cayman Islands) #
 25,000,000     5.70%, 03/04/99                             25,000,000
 40,000,000     5.72%, 03/30/99                             40,000,000
 35,000,000     5.80%, 04/30/99                             35,000,000
 25,000,000     5.80%, 06/10/99                             25,000,000
 25,000,000     5.82%, 04/30/99                             25,000,000
               Sigma Finance Corp.,
                (United Kingdom) #
 25,000,000     5.70%, 02/26/99                             25,000,000
 25,000,000     5.76%, 03/09/99                             25,000,000
 25,000,000     5.92%, 10/15/98                             25,000,000
  7,000,000     5.97%, 11/16/98                              7,000,000
 15,000,000     6.00%, 09/15/98                             15,000,000
 21,500,000    Tokai Financial Services, # 6.20%,
                06/18/99                                    21,567,463
----------------------------------------------------------------------
              Total Corporate Notes & Bonds
              (Cost $310,566,216)                          310,566,216
----------------------------------------------------------------------
Commercial Paper -- 30.1%
----------------------------------------------------------------------
              State & Municipal Commercial Paper -- 2.6%
              ------------------------------------------
              California -- 1.2%
 62,327,000    Northern California Transmission,
                5.53%, 10/06/98                             61,991,906
                                                           -----------
              New York -- 1.1%
               Mount Sinai, New York, Union Free
                School District,
 47,269,000     5.55%, 09/14/98                             47,174,265
 10,500,000     5.56%, 09/14/98                             10,478,918
                                                           -----------
                                                            57,653,183
                                                           -----------

32
                       See notes to financial statements.

Chase Vista Prime Money Market Fund
Portfolio of Investments August 31, 1998 (continued)


   Principal
    Amount                                               Value
     (USD)     Issuer                                    (USD)
---------------------------------------------------------------------
Commercial Paper -- (continued)
---------------------------------------------------------------------
              Texas -- 0.3%
$ 14,075,000    Trinity River Authority of Texas, Ser.
                 96B, 5.56%, 11/16/98                    $ 14,075,000
---------------------------------------------------------------------
               Total State & Municipal
               Commercial Paper
               (Cost $133,720,089)                        133,720,089
---------------------------------------------------------------------
               Corporate Commercial Paper -- 27.5%
               -----------------------------------
  20,000,000    Banco BCN Barclays (Bahamas), Ltd.,
                 5.38%, 11/06/98                           19,802,917
   5,000,000    Banco Itau SA, (Germany) 5.60%,
                 09/11/98                                   4,992,222
  20,000,000    Banco Mercantil del Norte SA,
                 (Banorte), Ser. A, (Cayman Islands)
                 5.65%, 09/09/98                           19,974,911
  52,500,000    Banco Nacional De Mexico SA,
                 (Mexico) 5.56%, 10/19/98                  52,110,800
                Banner Receiveables Corp.,
  25,434,000     5.64%, 09/25/98                           25,338,368
  47,000,000     5.65%, 09/11/98                           46,926,236
  24,992,000     5.65%, 09/14/98                           24,941,009
  38,276,000     5.66%, 09/08/98                           38,233,875
  30,433,000     5.66%, 09/14/98                           30,370,798
  10,000,000     5.66%, 09/17/98                            9,974,844
   5,348,000     5.67%, 09/03/98                            5,346,315
  47,371,000     5.67%, 09/08/98                           47,318,773
  23,000,000     5.68%, 09/03/98                           22,992,742
 145,000,000    Bavaria Universal Funding, # 5.57%,
                 09/18/98                                 144,618,610
                Bayerische Landesbank, Girozentrale,
                 (Germany)
  10,000,000     5.72%, 09/10/98                            9,985,700
  10,000,000     5.72%, 09/11/98                            9,984,111
  35,000,000    Centric Funding Corp., 5.54%,
                 09/23/98                                  34,881,506

                                                                              33
                         See notes to financial statements.

Chase Vista Prime Money Market Fund
Portfolio of Investments August 31, 1998 (continued)


   Principal
    Amount                                              Value
     (USD)     Issuer                                   (USD)
--------------------------------------------------------------------
Commercial Paper -- (continued)
--------------------------------------------------------------------
                China Merchants Bank, (China)
$ 48,000,000     5.52%, 11/17/98                        $ 47,433,280
  55,000,000     5.56%, 09/08/98                          54,940,539
  11,500,000    COFCO Capital Corp., Ser. A,
                 (China) 5.57%, 09/16/98                  11,473,311
                Comision Federal De Electricidad,
                 (Germany)
  34,000,000     5.55%, 09/09/98                          33,958,067
  50,000,000     5.55%, 09/21/98                          49,845,833
  50,000,000    Dixie Overseas Ltd., Ser. B, (France)
                 5.54%, 11/16/98                          49,415,222
                Galicia Buenos Aires Funding,
                 (Germany)
  40,000,000     5.50%, 03/09/99                          38,845,000
  75,000,000     5.51%, 03/09/99                          72,830,438
                Glencore Finance, Ser. A,(Netherlands)
  50,000,000     5.56%, 09/09/98                          49,938,222
 110,000,000     5.56%, 09/14/98                         109,779,144
   5,000,000    Gotham Funding Corp., (Japan)
                 5.67%, 09/10/98                           4,992,913
  23,304,000    Greyhawk Funding, LLC, 5.57%,
                 09/22/98                                 23,228,281
  20,000,000    Interperu Funding Ltd., (Netherlands)
                 5.55%, 09/29/98                          19,913,667
  10,000,000    Mitsubushi Motors Credit
                 Acceptance, (MMCA) 5.90%,
                 10/02/98                                  9,949,195
  50,000,000    Nacional Financiera SNC (Cayman
                 Islands) 5.50%, 02/16/99                 48,716,667
  31,400,000    Special Purpose Accounts Receivable
                 Cooperative Corp., 5.60%,
                 09/02/98                                 31,395,116
                TEB Funding Corp, I, (France)
   8,250,000     5.55%, 09/03/98                           8,247,456
  21,250,000     5.55%, 09/11/98                          21,217,240

34
                       See notes to financial statements.

Chase Vista Prime Money Market Fund
Portfolio of Investments August 31, 1998 (continued)


   Principal
    Amount                                            Value
     (USD)     Issuer                                 (USD)
-------------------------------------------------------------------
Commercial Paper -- (continued)
-------------------------------------------------------------------
$ 6,250,000    TEB Funding Corp, I, (France)
                5.55%, 09/03/98                       $   6,248,073
 10,000,000    Temple Physicians, Inc., Ser. 1997,
                (Canada) 5.59%, 09/15/98                  9,978,261
               Towson Town Center Inc., (Japan)
 50,556,000     5.68%, 09/09/98                          50,492,187
 31,000,000     5.68%, 09/10/98                          30,955,980
 17,000,000    Transportadora De Gas Del Sur SA,
                (Argentina) 5.59%, 09/24/98              16,939,286
125,000,000    Tulip Funding Corp., (Netherlands)
                5.56%, 10/26/98                         123,938,195
-------------------------------------------------------------------
              Total Corporate Commercial Paper
              (Cost $1,472,465,310)                   1,472,465,310
-------------------------------------------------------------------
              Total Commercial Paper
              (Cost $1,606,185,399)                   1,606,185,399
-------------------------------------------------------------------
Floating Rate Notes & Bonds -- 50.6%
-------------------------------------------------------------------
              U.S. Government Agency Obligations (FRN) -- 0.8%
              ------------------------------------------------
 44,000,000    Student Loan Marketing Association,
                5.27%, 09/01/98
              (Cost $44,000,000)                         44,000,000
-------------------------------------------------------------------
              State & Municipal Obligations (FRDN) -- 1.9%
              --------------------------------------------
              California -- 0.4%
 17,000,000    Kern County, California Pension
                Obligation, Taxable, Medical
                Options Period, Cr-7T, Rev.,
                5.76%, 09/01/98                          17,000,000
  2,900,000    Stanislaus County, California Pension
                Obligation, Medical Options
                Period, Taxable, Rev., 5.76%,
                09/01/98                                  2,900,000
                                                      -------------
                                                         19,900,000
                                                      -------------

                                                                              35
                       See notes to financial statements.

Chase Vista Prime Money Market Fund
Portfolio of Investments August 31, 1998 (continued)


   Principal
    Amount                                            Value
     (USD)     Issuer                                 (USD)
-----------------------------------------------------------------
Floating Rate Notes & Bonds -- (continued)
-----------------------------------------------------------------
               Illinois -- 1.2%
$ 16,635,000    Illinois Housing Development
                 Authority, Multifamily Housing,
                 Ser. A, Rev., 5.61%, 09/02/98        $ 16,635,000
                Illinois Student Assistance
                 Commission,
  20,600,000     Ser. B, 5.61%, 09/02/98                20,600,000
  27,200,000     Ser. D, 5.61%, 09/02/98                27,200,000
                                                      ------------
                                                        64,435,000
                                                      ------------
               New York -- 0.2%
                New York State Housing Finance
                 Agency Service, Contract
                 Obligation, Ser. B, Rev.,
  15,600,000     5.65%, 09/02/98                        15,600,000
                                                      ------------
               Texas -- 0.1%
   3,600,000    Texas State, Taxable, Medical Options
                 Period, Rev., 5.76%, 09/01/98           3,600,000
------------------------------------------------------------------
               Total State & Municipal Obligations
               (FRDN)
               (Cost $103,535,000)                     103,535,000
------------------------------------------------------------------
               Corporate Notes & Bonds (FRN) --  47.9%
               ---------------------------------------
               Banking -- 7.1%
  32,000,000    Bank of Montreal, Chicago, (Yankee)
                 5.56%, 09/01/98                        31,983,354
 250,000,000    Bayerische Landesbank, (Germany)
                 5.51%, 09/22/98                       249,838,067
  75,000,000    Deutsche Bank of New York,
                 (Yankee) 5.51%, 09/16/98               74,950,531
  25,000,000    First USA Bank, 5.97%, 09/17/98         25,003,235
                                                      ------------
                                                       381,775,187
                                                      ------------
               Diversified -- 4.4%
 240,000,000    Restructured Asset Securities, #
                 (RACERS), 1998 Ser. MM-7 1,
                 5.64%, 09/17/98                       240,000,000
                                                      ------------

36
                       See notes to financial statements.

Chase Vista Prime Money Market Fund
Portfolio of Investments August 31, 1998 (continued)


   Principal
    Amount                                          Value
     (USD)     Issuer                               (USD)
---------------------------------------------------------------
Floating Rate Notes & Bonds -- (continued)
---------------------------------------------------------------
               Financial Services -- 28.2%
                Beta Finance Inc., #
$ 25,000,000     5.59%, 09/25/98                     $ 25,000,000
  80,000,000     5.61%, 09/01/98                       80,000,000
  24,000,000     5.67%, 09/01/98                       24,000,000
  25,000,000     5.88%, 09/20/98                       25,000,000
                CC USA Inc. (Centauri Corp.),
                 (Cayman Islands) #
  25,000,000     5.54%, 09/08/98                       25,000,000
  25,000,000     5.59%, 09/15/98                       25,000,000
  30,000,000     5.59%, 09/27/98                       30,000,000
  45,000,000     5.88%, 09/20/98                       45,000,000
  75,000,000    First AllAmerica Financial Life
                 Funding, 5.73%, 09/01/98              75,000,000
                General Electric Capital Corp., MTN
 100,000,000     5.54%, 09/08/98                       99,966,070
  50,000,000     5.54%, 09/09/98                       49,984,834
  55,000,000    Goldman Sachs Group, 5.69%,
                 10/14/98 #                            55,000,000
  21,895,000    Health Care Funding LLC, 5.60%,
                 09/03/98                              21,895,000
                Morgan Stanley Group, Inc.,
  35,000,000     5.79%, 09/12/98                       35,000,000
  50,000,000     5.79%, 09/15/98                       50,000,000
  36,000,000    Racetrac Capital LLC, Series 1998A,
                 5.59%, 09/02/98                       36,000,000
  35,000,000    Sanwa Business Credit Corp., 5.63%,
                 11/20/98 #                            34,998,498
   7,266,000    Sault Ste Marie Tribe Building,
                 6.15%, 12/01/98                        7,266,000
                Sigma Finance Corp.,
                 (United Kingdom) #
  75,000,000     5.63%, 09/01/98                       75,000,000
  50,000,000     5.67%, 09/01/98                       50,000,000
  50,000,000     5.68%, 09/01/98                       50,000,000
 125,000,000    SMM Trust 1998, Ser. B, 5.65%,
                 09/07/98 #                          1 25,000,000

                                                                              37
                         See notes to financial statements.

Chase Vista Prime Money Market Fund
Portfolio of Investments August 31, 1998 (continued)


   Principal
    Amount                                           Value
     (USD)     Issuer                                (USD)
------------------------------------------------------------------
Floating Rate Notes & Bonds -- (continued)
------------------------------------------------------------------
               Structured Enhanced Return Trust,
                (Steers)
$ 73,481,415     1997 Ser. A-31, # 5.68%,
                  09/25/98                            $  73,476,257
  70,000,000     1997 Ser. B-71, # 5.64%,
                  09/15/98                               69,998,719
  25,000,000     1998 Ser. A-38, # 5.70%,
                  09/23/98                               25,000,000
  62,000,000     1998 Ser. A-42, # 5.68%,
                  09/25/98                               62,000,000
  30,000,000    Short Term Repackage Asset Trust
                 Securities (Strat), 1997-A, #
                 5.67%, 09/16/98                         30,000,000
 200,000,000    Toyota Motor Credit Corp., 5.57%,
                 09/01/98                               199,856,229
                                                      -------------
                                                      1,504,441,607
                                                      -------------
               Health Care -- 0.2%
   9,400,000    Oakwood Medical, Ser. 88-A, 5.66%,
                 09/02/98                                 9,400,000
                                                      -------------
               Insurance -- 7.5%
                General American Life Insurance Co.,
  75,000,000     5.76%, 09/01/98                         75,000,000
  50,000,000     5.76%, 10/01/98                         50,000,000
 141,400,000     5.83%, 09/01/98                        141,400,000
 135,000,000    Jackson National Life Insurance Co.,
                 5.73%, 09/01/98                        135,000,000
                                                      -------------
                                                        401,400,000
                                                      -------------
               Other Government Obligations -- 0.2%
   9,000,000    Hydro-Quebec, (Yankee Sector)
                 5.76%, 09/01/98                          9,000,000
                                                      -------------
               Special Purpose -- 0.3%
  14,000,000    Edward Obligation Group, Ser. 97B,
                 5.61%, 09/02/98                         14,000,000
- -----------------------------------------------------------------
              Total Corporate Notes & Bonds
              (FRN)
              (Cost $2,560,016,794)                  2,560,016,794
------------------------------------------------------------------

38
                       See notes to financial statements.

Chase Vista Prime Money Market Fund
Portfolio of Investments August 31, 1998 (continued)


   Principal
    Amount                                               Value
     (USD)     Issuer                                    (USD)
-----------------------------------------------------------------------
Floating Rate Notes & Bonds -- (continued)
-----------------------------------------------------------------------
              Total Floating Rate Notes & Bonds
              (Cost $2,707,551,794)                      $2,707,551,794
-----------------------------------------------------------------------
Deposits -- 5.8%
-----------------------------------------------------------------------
              Time Deposits -- 2.4%
              ---------------------
               Bank of Tokyo-Mitsubishi, Ltd., (Japan)
$50,000,000     5.70%, 09/24/98                              50,000,000
 80,000,000     5.75%, 09/14/98                              80,000,000
                                                         --------------
                                                            130,000,000
                                                         --------------
              Certificate of Deposit -- 0.6%
              ------------------------------
$35,000,000    Swiss Bank Corp., 5.74%, 06/11/99             34,984,396
                                                         --------------
              Certificate of Deposits (Euro Deposits) -- 0.8%
              -----------------------------------------------
 15,000,000    Bayerische Landesbank, (Germany)
                5.72%, 05/06/99                              14,989,825
 25,000,000    Rabobank Nederland -- Cooeperatieve
                Centrale Raiffeisen-Boerenleenbank
                B.A. (Netherlands) 5.69%, 04/16/99           24,989,567
                                                         --------------
                                                             39,979,392
                                                         --------------
              Certificate of Deposits (Yankee) -- 2.0%
              ----------------------------------------
 25,000,000    Bank Austria AG, (Austria) 5.69%,
                08/03/99                                     24,985,669
 20,000,000    Bayerische Landesbank, (Germany)
                5.64%, 03/15/99                              19,986,914
 35,000,000    Norddeutsche Landesbank,
                (Germany) 5.66%, 07/27/99                    34,981,860
 25,000,000    Union Bank of Switzerland,
                (Switzerland) 5.68%, 06/25/99                24,988,936
                                                         --------------
                                                            104,943,379
-----------------------------------------------------------------------
              Total Deposits
              (Cost $309,907,167)                           309,907,167
-----------------------------------------------------------------------

                                                                              39
                         See notes to financial statements.

Chase Vista Prime Money Market Fund
Portfolio of Investments August 31, 1998 (continued)


   Principal
     Amount                                           Value
     (USD)      Issuer                                (USD)
--------------------------------------------------------------------
Repurchase Agreements -- 8.1%
--------------------------------------------------------------------
$150,000,000   Credit Suisse First Boston Corp.,
                5.92%, due 09/01/98, (Dated
                08/31/98, Proceeds $150,024,667,
                Secured by; GNMA ARM Pools,
                $208,920,060, 5.50% through
                8.00%, due 03/20/26 through
                03/20/28; GNMA Pools,
                $27,016,235, 7.50% through
                9.50%, due 05/20/03 through
                05/20/28; Market $154,436,695)        $  150,000,000
 155,000,000   Greenwich Funding Corp., 5.85%, due
                09/01/98, (Dated 08/31/98,
                Proceeds $155,025,188, Secured by
                FNMA Ser. 1998-49, Class B,
                $155,705,000, at 6.50%, due
                08/18/28; Market $158,101,492)           155,000,000
 125,530,000   Lehman Brothers, Inc., 5.95%, due
                09/01/98, (Dated 08/31/98,
                Proceeds $125,550,747, Secured by;
                FHLBs, $51,485,000, 5.61%
                through 7.02%, due 10/08/98
                through 05/06/13; FNMAs,
                $73,275,000, 5.09% through 7.19%,
                due 02/08/99 through 08/27/12;
                Market $127,940,546)                     125,530,000
--------------------------------------------------------------------
                Total Repurchase Agreements
                (Cost $430,530,000)                      430,530,000
--------------------------------------------------------------------
                Total Investments -- 100.4%
                (Cost $5,364,740,576)**               $5,364,740,576
--------------------------------------------------------------------

40
                       See notes to financial statements.

Chase Vista Funds
Portfolio of Investments August 31, 1998 (continued)

Index

# --Security may only be sold to qualified institutional buyers.
**--The cost of securities is substantially the same for federal income tax purposes.
+--All or a portion of this security is held in a segregated account.
ARM--Adjustable Rate Mortgage
DN--Discount Note
FHLB--Federal Home Loan Bank
FNMA--Federal National Mortgage Association
FRDN--Floating Rate Demand Note: The maturity date shown is the next interest reset date; the rate shown is the rate in effect at August 31, 1998.
FRN--Floating Rate Note: The maturity date shown is the next interest reset date; the rate shown is the rate in effect at August 31, 1998.
GNMA--Government National Mortgage Association
GO--General Obligation
MTN--Medium Term Note
REMIC--Real Estate Mortgage Investment Conduit
REV--Revenue Bond

                       See notes to financial statements.

Chase Vista Funds
Statement of Assets and Liabilities August 31, 1998
--------------------------------------------------------------------------------

                                                     100% U.S.                U.S.
                                                Treasury Securities        Government       Treasury Plus
                                                    Money Market          Money Market       Money Market
                                                        Fund                  Fund               Fund
                                                ------------------      ---------------     --------------
ASSETS:
  Investment securities, at value
   (Note 1) ................................      $ 4,929,252,344       $6,501,319,883      $2,638,749,565
  Cash .....................................               10,158                   --             500,656
  Other assets .............................               56,590               78,842              28,029
  Receivables:
   Investment securities sold ..............          100,367,792          384,809,138                  --
   Interest ................................           56,340,275           43,745,598          10,847,821
   Fund shares sold ........................               74,348              178,384                  --
   Other ...................................                2,785                3,162                  --
                                                  ---------------       --------------      --------------
     Total Assets ..........................        5,086,104,292        6,930,135,007       2,650,126,071
                                                  ---------------       --------------      --------------
LIABILITIES:
  Payables:
   Investment securities purchased .........          207,004,885                   --         295,424,701
   Fund shares redeemed ....................                9,502              296,106           1,583,059
   Dividends ...............................            7,744,295           11,954,194           3,702,871
  Accrued liabilities: (Note 2)
   Investment advisory fees ................              400,776              565,255             204,012
   Administration fees .....................              341,657              565,255             122,408
   Shareholder servicing fees ..............              583,694              769,305             365,252
   Distribution fees .......................              252,955              307,722             113,046
   Custody fees ............................               77,044              117,002              46,853
   Other ...................................              974,931            1,531,695             569,530
                                                  ---------------       --------------      --------------
     Total Liabilities .....................          217,389,739           16,106,534         302,131,732
                                                  ---------------       --------------      --------------
NET ASSETS:
  Paid in capital ..........................        4,867,802,084        6,914,078,537       2,347,950,002
  Accumulated undistributed net
   investment income .......................                   --               20,677             (25,713)
  Accumulated net realized gain (loss)
   on investment transactions ..............              912,469              (70,741)             70,050
                                                  ---------------       --------------      --------------
Net Assets .................................      $ 4,868,714,553       $6,914,028,473      $2,347,994,339
                                                  ===============       ==============      ==============
Shares of beneficial interest outstanding
  ($.001 par value; unlimited number
  of shares authorized):
  Vista Shares .............................        3,050,844,790        3,033,409,231       1,316,384,237
  Premier Shares ...........................           21,737,740        1,083,610,419         155,498,390
  Institutional Shares .....................        1,795,308,328        2,797,159,637         876,165,344
  B Shares* ................................                   --                   --                  --
  C Shares* ................................                   --                   --                  --
  Net asset value, offering and
   redemption price per share ..............      $          1.00       $         1.00      $         1.00
                                                  ===============       ==============      ==============
  Cost of investments ......................      $ 4,929,252,344       $6,501,319,883      $2,638,749,565
                                                  ===============       ==============      ==============

--------------
*Redemption price may be reduced by contingent deferred sales charge.

42
                       See notes to financial statements.

Chase Vista Funds
Statement of Assets and Liabilities August 31, 1998
--------------------------------------------------------------------------------


                                                     Federal             Cash              Prime
                                                  Money Market        Management        Money Market
                                                      Fund               Fund               Fund
                                                 ------------       --------------     --------------
ASSETS:
  Investment securities, at value
   (Note 1) .................................    $887,724,362       $5,092,687,418     $5,364,740,576
  Cash ......................................             375                  311          4,444,244
  Other assets ..............................          10,489               62,652             64,979
  Receivables:
   Investment securities sold ...............      74,698,425              305,165         62,005,007
   Interest .................................       7,702,244           29,834,596         24,799,515
   Fund shares sold .........................         647,114            1,280,539          2,279,753
   Other ....................................              --               46,846                 --
                                                 ------------       --------------     --------------
     Total Assets ...........................     970,783,009        5,124,217,527      5,458,334,074
                                                 ------------       --------------     --------------
LIABILITIES:
  Payables:
   Investment securities purchased ..........      98,650,833                   --        108,406,900
   Fund shares redeemed .....................         202,199              654,173             54,801
   Dividends ................................       1,018,364            3,542,404          6,695,972
  Accrued liabilities: (Note 2)
   Investment advisory fees .................          73,729              438,140            456,089
   Administration fees ......................          73,729              438,140            456,089
   Shareholder servicing fees ...............         133,914            1,082,752            107,862
   Distribution fees ........................          30,044                   --             15,136
   Custody fees .............................          42,084               93,307             93,723
   Other ....................................         412,394              949,650          1,066,416
                                                 ------------       --------------     --------------
      Total Liabilities ......................    100,637,290            7,198,566        117,352,988
                                                 ------------       --------------     --------------
NET ASSETS:
  Paid in capital ...........................     870,184,299        5,116,988,742      5,340,906,088
  Accumulated undistributed net
   investment income ........................          (8,594)             244,275             11,080
  Accumulated net realized gain (loss)
   on investment transactions ...............         (29,986)            (214,056)            63,918
                                                 ------------       --------------     --------------
Net Assets ..................................    $870,145,719       $5,117,018,961     $5,340,981,086
                                                 ============       ==============     ==============
Shares of beneficial interest outstanding
  ($.001 par value; unlimited number
  of shares authorized):
  Vista Shares ..............................     359,096,867        3,641,690,744                 --
  Premier Shares ............................     313,125,208          415,333,922        590,144,769
  Institutional Shares ......................     197,962,224        1,059,976,383      4,721,991,009
  B Shares* .................................              --                   --         28,699,739
  C Shares* .................................              --                   --             70,571
  Net asset value, offering and
   redemption price per share ...............    $       1.00       $         1.00     $         1.00
                                                 ============       ==============     ==============
  Cost of investments .......................    $887,724,362       $5,092,687,418     $5,364,740,576
                                                 ============       ==============     ==============

--------------
*Redemption price may be reduced by contingent deferred sales charge.

                                                                              43
                       See notes to financial statements.

Chase Vista Funds
Statement of Operations For the year ended August 31, 1998
--------------------------------------------------------------------------------


                                                 100% U.S.              U.S.
                                            Treasury Securities      Government       Treasury Plus
                                                Money Market        Money Market      Money Market
                                                    Fund                Fund              Fund
                                            -------------------     --------------    -------------
INTEREST INCOME: (Note 1C)                      $189,833,295        $364,706,638      $131,681,870
                                                ------------        ------------      ------------
EXPENSES: (Note 2)
  Investment advisory fees .............           3,534,288           6,498,006         2,384,985
  Administration fees ..................           1,767,144           3,249,003         1,192,493
  Shareholder servicing fees ...........           9,299,355          11,949,130         6,202,356
  Distribution fees ....................           2,649,087           3,693,140         1,631,868
  Sub-administration fees ..............           1,767,144           3,249,003         1,192,493
  Custodian fees .......................             258,779             411,325           165,846
  Printing and postage .................              33,356             119,672            29,917
  Professional fees ....................             135,946             266,695           101,467
  Registration costs ...................             762,192             603,288           365,479
  Transfer agent fees ..................             649,245             956,027           366,883
  Trustees fees and expenses ...........             176,714             324,900           119,249
  Other ................................              54,453             221,071            65,539
                                                ------------        ------------      ------------
     Total expenses ....................          21,087,703          31,541,260        13,818,575
Less amounts waived (Note 2B) ..........           3,580,131           4,183,860         2,116,342
  Less expenses borne by the
   Distributor .........................               1,494                  --                --
                                                ------------        ------------      ------------
  Net expenses .........................          17,506,078          27,357,400        11,702,233
                                                ------------        ------------      ------------
  Net investment income ................         172,327,217         337,349,238       119,979,637
                                                ------------        ------------      ------------
REALIZED GAIN (LOSS) ON INVESTMENTS
  Net realized gain (loss) on investment
   transactions ........................           2,715,579             (61,447)          412,087
                                                ------------        ------------      ------------
  Net increase in net assets from
   operations ..........................        $175,042,796        $337,287,791      $120,391,724
                                                ============        ============      ============


44
                       See notes to financial statements.

Chase Vista Funds
Statement of Operations For the year ended August 31, 1998
--------------------------------------------------------------------------------


                                               Federal            Cash             Prime
                                            Money Market       Management       Money Market
                                                Fund              Fund              Fund
                                           --------------   ---------------   ---------------
INTEREST INCOME: (Note 1C)                  $44,393,833      $261,773,564     $213,307,923
                                            -----------      ------------     ------------
EXPENSES: (Note 2)
  Investment advisory fees .............        793,764         4,595,098        3,711,416
  Administration fees ..................        396,882         2,297,549        1,855,708
  Shareholder servicing fees ...........      1,823,892        11,817,000        1,824,117
  Distribution fees ....................        296,366                --           99,828
  Sub-administration fees ..............        396,882         2,297,549        1,855,708
  Custodian fees .......................        129,530           390,219          290,384
  Printing and postage .................         14,975            59,834           31,232
  Professional fees ....................         48,767           167,769          140,465
  Registration costs ...................        107,426           648,459          713,341
  Transfer agent fees ..................        524,019         1,034,820          354,700
  Trustees fees and expenses ...........         39,688           229,755          185,571
  Other ................................          9,687            42,089          120,883
                                            -----------      ------------     ------------
     Total expenses ....................      4,581,878        23,580,141       11,183,353
Less amounts waived (Note 2B) ..........        444,106           845,300          471,154
  Less expenses borne by the
   Distributor .........................             --                --           27,918
                                            -----------      ------------     ------------
  Net expenses .........................      4,137,772        22,734,841       10,684,281
                                            -----------      ------------     ------------
  Net investment income ................     40,256,061       239,038,723      202,623,642
                                            -----------      ------------     ------------
REALIZED GAIN (LOSS) ON INVESTMENTS
  Net realized gain (loss) on investment
   transactions ........................        (29,986)         (214,056)         140,745
                                            -----------      ------------     ------------
  Net increase in net assets from
   operations ..........................    $40,226,075      $238,824,667     $202,764,387
                                            ===========      ============     ============

                                                                              45
                       See notes to financial statements.

Chase Vista Funds
Statement of Changes in Net Assets For the year ended August 31,
--------------------------------------------------------------------------------

                                                              100% U.S. Treasury Securities
                                                                      Money Market
                                                                          Fund
                                                           ----------------------------------
                                                                  1998              1997
                                                           ---------------    ---------------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
 Net investment income ...................................  $  172,327,217     $   95,373,722
 Net realized gain (loss) on investment transactions .....       2,715,579            608,194
                                                            --------------     --------------
 Increase in net assets from operations ..................     175,042,796         95,981,916
                                                            --------------     --------------
DISTRIBUTIONS TO SHAREHOLDERS FROM:
 Net investment income ...................................    (172,327,217)       (95,373,722)
 Net realized gain on investment transactions ............      (1,816,967)          (896,002)
                                                            --------------     --------------
 Total dividends and distributions .......................    (174,144,184)       (96,269,724)
                                                            --------------     --------------
 Increase from capital share transactions ................   2,404,686,040        791,586,677
                                                            --------------     --------------
  Total increase .........................................   2,405,584,652        791,298,869
NET ASSETS:
 Beginning of period .....................................   2,463,129,901      1,671,831,032
                                                            --------------     --------------
 End of period ...........................................  $4,868,714,553     $2,463,129,901
                                                            ==============     ==============

                                                                     U.S. Government
                                                                      Money Market                      Treasury Plus
                                                                          Fund                         Money Market Fund
                                                           ----------------------------------- -----------------------------------
                                                                  1998              1997              1998              1997
                                                            --------------    --------------    --------------     --------------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
 Net investment income ...................................  $  337,349,238    $  262,809,271    $  119,979,637     $   96,104,018
 Net realized gain (loss) on investment transactions .....         (61,447)          493,637           412,087            245,215
                                                            --------------    --------------    --------------     --------------
 Increase in net assets from operations ..................     337,287,791       263,302,908       120,391,724         96,349,233
                                                            --------------    --------------    --------------     --------------
DISTRIBUTIONS TO SHAREHOLDERS FROM:
 Net investment income ...................................    (337,349,238)     (262,809,271)     (119,996,628)       (96,120,887)
 Net realized gain on investment transactions ............         (18,900)         (465,957)         (342,037)          (166,314)
                                                            --------------    --------------    --------------     --------------
 Total dividends and distributions .......................    (337,368,138)     (263,275,228)     (120,338,665)       (96,287,201)
                                                            --------------    --------------    --------------     --------------
 Increase from capital share transactions ................     983,014,510     1,890,616,058       319,216,119        351,955,824
                                                            --------------    --------------    --------------     --------------
  Total increase .........................................     982,934,163     1,890,643,738       319,269,178        352,017,856
NET ASSETS:
 Beginning of period .....................................   5,931,094,310     4,040,450,572     2,028,725,161      1,676,707,305
                                                            --------------    --------------    --------------     --------------
 End of period ...........................................  $6,914,028,473    $5,931,094,310    $2,347,994,339     $2,028,725,161
                                                            ==============    ==============    ==============     ==============

46
                       See notes to financial statements.

Chase Vista Funds
Statement of Changes in Net Assets For the year ended August 31,
--------------------------------------------------------------------------------

                                                                        Federal                        Cash Management
                                                                   Money Market Fund                        Fund
                                                            ------------------------------    --------------------------------
                                                                 1998             1997              1998              1997
                                                            -------------    -------------    --------------    --------------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
 Net investment income ...................................  $  40,256,061    $  38,641,291    $  239,038,723    $  160,620,718
 Net realized gain (loss) on investment transactions .....        (29,986)          54,317          (214,056)           12,811
                                                            -------------    -------------    --------------    --------------
 Increase in net assets from operations ..................     40,226,075       38,695,608       238,824,667       160,633,529
                                                            -------------    -------------    --------------    --------------
DISTRIBUTIONS TO SHAREHOLDERS FROM:
 Net investment income ...................................    (40,256,060)     (38,641,291)     (238,815,273)     (160,620,718)
 Net realized gain on investment transactions ............             --         (106,779)               --                --
                                                            -------------    -------------    --------------    --------------
 Total dividends and distributions .......................    (40,256,060)     (38,748,070)     (238,815,273)     (160,620,718)
                                                            -------------    -------------    --------------    --------------
 Increase from capital share transactions ................     38,841,327       88,383,952     1,241,283,513     1,164,197,068
                                                            -------------    -------------    --------------    --------------
  Total increase .........................................     38,811,342       88,331,490     1,241,292,907     1,164,209,879
NET ASSETS:
 Beginning of period .....................................    831,334,377      743,002,887     3,875,726,054     2,711,516,175
                                                            -------------    -------------    --------------    --------------
 End of period ...........................................  $ 870,145,719    $ 831,334,377    $5,117,018,961    $3,875,726,054
                                                            =============    =============    ==============    ==============

                                                                          Prime
                                                                       Money Market
                                                                           Fund
                                                           ----------------------------------
                                                                  1998              1997
                                                            --------------     --------------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
 Net investment income ...................................  $  202,623,642     $   84,411,689
 Net realized gain (loss) on investment transactions .....         140,745            179,950
                                                            --------------     --------------
 Increase in net assets from operations ..................     202,764,387         84,591,639
                                                            --------------     --------------
DISTRIBUTIONS TO SHAREHOLDERS FROM:
 Net investment income ...................................    (202,623,643)       (84,411,688)
 Net realized gain on investment transactions ............         (66,187)          (179,510)
                                                            --------------     --------------
 Total dividends and distributions .......................    (202,689,830)       (84,591,198)
                                                            --------------     --------------
 Increase from capital share transactions ................   3,483,678,181        698,281,185
                                                            --------------     --------------
  Total increase .........................................   3,483,752,738        698,281,626
NET ASSETS:
 Beginning of period .....................................   1,857,228,348      1,158,946,722
                                                            --------------     --------------
 End of period ...........................................  $5,340,981,086     $1,857,228,348
                                                            ==============     ==============

                                                                              47
                       See notes to financial statements.

Chase Vista Funds
Notes to Financial Statements
--------------------------------------------------------------------------------

1. Organization and Significant Accounting Policies -- Mutual Fund Trust ("MFT") (the "Trust") is organized as a Massachusetts business trust, and registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end, management investment company. Effective March 16, 1998, the Vista Family of Mutual Funds changed its name to the Chase Vista Funds. 100% U.S. Treasury Securities Money Market Fund ("CVUSTS"), U.S. Government Money Market Fund ("CVUSG"), Treasury Plus Money Market Fund ("CVTP"), Federal Money Market Fund ("CVF"), Cash Management Fund ("CVCM"), and Prime Money Market Fund ("CVP"), are separate portfolios of MFT. Collectively all of these funds are referred to as "Money Market Funds" or individually as the "Fund".

The Funds offer various classes of shares as follows:

 Fund            Classes Offered
 ----            ---------------
CVUSTS ........  Vista, Premier, Institutional
CVUSG .........  Vista, Premier, Institutional
CVTP ..........  Vista, Premier, Institutional
CVF ...........  Vista, Premier, Institutional
CVCM ..........  Vista, Premier, Institutional
CVP ...........  Premier, Institutional, B Shares, C Shares

All classes of shares have equal rights as to earnings, assets and voting privileges except that each class may bear different transfer agent, distribution and shareholder servicing expenses, and each class has exclusive voting rights with respect to its distribution plan and shareholder servicing agreement.

The following is a summary of significant accounting policies followed by the
Funds:

The preparation of financial statements in accordance with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

   A. Valuation of investments -- Money market instruments are valued at amortized cost which approximates market value. The Trust's use of amortized cost is subject to the Trust's compliance with certain conditions as specified under Rule 2a-7 of the 1940 Act.

   B. Repurchase agreements -- It is the Trust's policy that repurchase agreements are fully collateralized by U.S. Treasury and Government agency securities. All collateral is held by the Trust's custodian bank, subcustodian or a bank in which the custodian bank has entered into a subcustodian agreement or is segregated in the Federal Reserve Book Entry System. If the seller of a repurchase agreement defaults and the value of the collateral declines, or if the seller enters into an insolvency proceeding, realization of the collateral may be delayed or limited. In the event the buyer of securities under a reverse repurchase agreement files for bankruptcy or becomes insolvent, the Fund's use of proceeds of the agreement may be restricted pending a determination by the other party, or its trustee or receiver, whether to enforce the Fund's obligation to repurchase the securities. The Fund's use of the proceeds of the reverse repurchase agreement may also effectively be restricted pending such decision.

   At August 31, 1998, there were no open reverse repurchase agreements.

   C. Security transactions and investment income -- Investment transactions are accounted for on the trade date (the date the order to buy or sell is executed). Securities gains and losses are calculated on the identified cost basis. Interest income consists of coupon interest accrued and amortization of premium and discount earned.

   D. Federal income taxes -- Each Fund is treated as a separate taxable entity for Federal income tax purposes. The Trust's policy is to comply with the provisions of

Chase Vista Funds
Notes to Financial Statements (continued)
--------------------------------------------------------------------------------

   the Internal Revenue Code applicable to regulated investment companies and to distribute to shareholders all of a Fund's distributable net income, including net realized gain on investments. In addition, the Trust intends to make distributions as required to avoid excise taxes. Accordingly, no provision for Federal income or excise tax is necessary.

   E. Distributions to shareholders -- Each Fund declares and records a dividend of substantially all of its net investment income on each business day. Such dividends are paid or re-invested monthly in each respective Fund's shares on the payable dates. The amount of dividends and distributions from net investment income and net realized capital gains is determined in accordance with Federal income tax regulations, which may differ from generally accepted accounting principles. To the extent these "book/tax" differences are permanent in nature (i.e., that they result from other than timing of recognition -- "temporary differences"), such amounts are reclassified within the capital accounts based on their Federal income tax-basis treatment. Dividends and distributions which exceed net investment income or net realized capital gains for financial reporting purposes but not for tax purposes are reported as distributions in excess of net investment income or net realized capital gains.

   F. Income and Expenses -- Expenses directly attributable to a Fund are charged to that Fund; expenses directly attributable to a particular class are charged directly to such class. Other expenses are allocated proportionately among the Funds within the Trust in relation to the net assets of each Fund or on another reasonable basis. In calculating net asset value per share of each class, investment income, realized and unrealized gains and losses and expenses other than class specific expenses, are allocated daily to each class of shares based upon the proportion of net assets of each class at the beginning of each day.

2. Fees and Other Transactions with Affiliates

   A. Investment advisory fee -- Pursuant to separate Investment Advisory Agreements, The Chase Manhattan Bank ("Chase" or "Advisor") acts as the investment adviser to the Funds. Chase is a direct wholly-owned subsidiary of The Chase Manhattan Corporation. As investment adviser, Chase supervises the investments of each Fund and for such services is paid a fee. The fee is accrued daily and paid monthly at an annual rate equal to 0.10% of the average daily net assets for each respective Fund.

   Chase Asset Management, Inc. ("CAM"), a registered investment adviser, is the sub-investment adviser to each Fund, other than the Chase Vista Cash Management Fund, pursuant to a Sub-Investment Advisory Agreement between CAM and Chase. CAM is a wholly owned subsidiary of Chase and is entitled to receive a fee, payable by Chase from its advisory fee, at an annual rate equal to 0.03% of each Fund's average daily net assets.

   Chase Bank of Texas, National Association ("CBT") is the sub-investment adviser to the Cash Management Fund pursuant to a Sub-Investment Advisory Agreement between Chase and CBT. CBT is a wholly-owned subsidiary of Chase and is entitled to receive a fee, payable by Chase from its advisory fee, at an annual rate equal to 0.03% of the Fund's average daily net assets.

   B. Shareholder and Fund servicing fees -- The Trust adopted Administrative Service Plans which, among other things, provide that the Trust on behalf of the Funds may obtain the services of one or more Shareholder Servicing Agents. For its services, each Shareholder Servicing Agent receives a fee. The fee is computed daily and paid monthly at an annual rate of 0.35%, of the average daily net assets of the Vista Class, and 0.25% of the average daily net assets of the Premier, B Shares and C Shares Classes of each Fund. The Shareholder Servicing Agents voluntarily waived fees in the amount of $3,204,158, $3,879,907, $1,344,998, $444,106, $845,300 and
   $471,154 for the CVUSTS, CVUSG, CVTP, CVF, CVCM and CVP, respectively.

Chase Vista Funds
Notes to Financial Statements (continued)
--------------------------------------------------------------------------------

   No Shareholder Servicing fee was paid for the Institutional Shares.

   Chase and certain of its affiliates are the only Shareholder Servicing
   Agents.

   C. Distribution and sub-administrations fees -- Pursuant to the Distribution and Sub-Administration Agreements, Vista Fund Distributors, Inc. ("VFD" or the "Distributor"), a wholly-owned subsidiary of the BISYS Group, Inc. ("BISYS"), acts as the Trust's exclusive underwriter and promotes and arranges for the sale of each Fund's shares. In addition, the Distributor provides certain sub-administration services to the Trust, including providing officers, clerical staff and office space for an annual fee computed daily and paid monthly, of 0.05% of the average daily net assets of each Fund.

   The Trustees have adopted plans of distribution under the 1940 Act for the Premier Shares of CVUSG (the "Premier Plan"), for the Vista Shares (the "Vista Plan") except for CVCM, and for the B Shares and C Shares of the CVP (the "B Plan" and "C Plan", respectively). There are no distribution plans for the Institutional Shares. The Premier, Vista, B and C Share Plans pay the Distributor a distribution fee. The fee is computed daily and paid monthly at an annual rate of: 0.10% of the average daily net assets of the Vista Class of each Fund (except CVCM), 0.10% of the average daily net assets of the CVUSG Premier Class and 0.75% of the average daily net assets of the B Shares and C Shares of CVP.

   The Distributor and Sub-Administrator voluntarily waived fees in the amount of $375,973, $303,953 and $771,344 for CVUSTS, CVUSG and CVTP respectively.

   D. Administration fee -- Pursuant to the Administration Agreement, Chase (the "Administrator") provides certain administration services and facilities to each Fund at a fee computed daily and paid monthly at the annual rate equal to 0.05% of the respective Fund's average daily net assets.

   Certain officers of the Trust are officers of VFD or of its parent corporation, BISYS.

   In addition, Chase provides portfolio accounting and custody services for the Funds. Such amounts are presented in the Statement of Operations as custodian fees.

Chase Vista Funds
Notes to Financial Statements (continued)
--------------------------------------------------------------------------------

3. Transactions in Shares of Beneficial Interest

                                             100% U.S. Treasury Securities Money Market Fund
                             ----------------------------------------------------------------------------
                                                               Vista Class
                             ----------------------------------------------------------------------------
                                                          Year ended August 31,
                                               1998                                     1997
                             --------------------------------------    ----------------------------------
                                    Amount               Shares              Amount              Shares
                              ----------------      ---------------    ---------------     --------------
Shares sold ................  $ 13,787,560,359       13,787,560,359    $10,261,243,364     10,261,243,364
Shares issued in
  reinvestment
  of distributions .........        97,208,118           97,208,118         70,133,085         70,133,085
Shares redeemed ............   (13,210,197,905)     (13,210,197,905)    (9,626,493,212)    (9,626,493,212)
                              ----------------      ---------------    ---------------     --------------
Net increase (decrease)
  in Trust shares
  outstanding ..............  $    674,570,572          674,570,572    $   704,883,237        704,883,237
                              ================      ===============    ===============     ==============


                                                             Premier Class
                              ---------------------------------------------------------------------------
                                                         Year ended August 31,
                                                1998                                 1997
                              -------------------------------------    ----------------------------------
                                    Amount               Shares              Amount              Shares
                              ----------------      ---------------    ---------------     --------------
Shares sold ...............      $ 366,059,494          366,059,494       $ 17,838,413         17,838,413
Shares issued in
  reinvestment of
  distributions ...........            462,190              462,190            141,705            141,705
Shares redeemed ...........       (350,426,953)        (350,426,953)       (12,564,059)       (12,564,059)
                                 -------------        -------------       ------------     --------------
Net increase (decrease)
  in Trust shares
  outstanding .............      $  16,094,731           16,094,731       $  5,416,059          5,416,059
                                 =============        =============       ============     ==============


                                                          Institutional Class
                              ---------------------------------------------------------------------------
                                                         Year ended August 31,
                                                1998                                 1997
                              -------------------------------------    ----------------------------------
                                    Amount               Shares              Amount              Shares
                              ----------------      ---------------    ---------------     --------------
Shares sold ...............    $ 3,028,038,996        3,028,038,996      $ 891,053,171        891,053,171
Shares issued in
  reinvestment of
  distributions ...........         13,071,976           13,071,976          4,278,994          4,278,994
Shares redeemed ...........     (1,327,090,236)      (1,327,090,236)      (814,044,784)      (814,044,784)
                               ---------------       --------------      -------------     --------------
Net increase (decrease)
  in Trust shares
  outstanding .............    $ 1,714,020,736        1,714,020,736      $  81,287,381         81,287,381
                               ===============       ==============      =============     ==============

Chase Vista Funds
Notes to Financial Statements (continued)
--------------------------------------------------------------------------------


                                                      U.S. Government Money Market Fund
                             ------------------------------------------------------------------------------
                                                                 Vista Class
                             ------------------------------------------------------------------------------
                                                           Year ended August 31,
                                             1998                                      1997
                             ------------------------------------      ------------------------------------
                                  Amount               Shares               Amount               Shares
                             ---------------      ---------------      ---------------      ---------------
Shares sold ................ $14,882,808,712       14,882,808,712      $14,989,063,773       14,989,063,773
Shares issued in
  reinvestment
  of distributions .........      64,695,945           64,695,945           56,051,339           56,051,339
Shares redeemed ............ (14,053,544,980)     (14,053,544,980)     (14,962,787,753)     (14,962,787,753)
                             ---------------      ---------------      ---------------      ---------------
Net increase (decrease)
  in Trust shares
  outstanding .............. $   893,959,677          893,959,677      $    82,327,359           82,327,359
                             ===============      ===============      ===============      ===============

                                                              Premier Class
                             ------------------------------------------------------------------------------
                                                           Year ended August 31,
                                             1998                                      1997
                             ------------------------------------      ------------------------------------
                                  Amount               Shares               Amount               Shares
                             ---------------      ---------------      ---------------      ---------------
Shares sold .............    $ 7,812,783,220        7,812,783,220      $ 5,613,865,551        5,613,865,551
Shares issued in
  reinvestment of
  distributions .........         29,817,216           29,817,216           24,031,128           24,031,128
Shares redeemed .........     (7,595,504,817)      (7,595,504,817)      (5,603,046,417)      (5,603,046,417)
                             ---------------       --------------      ---------------       --------------
Net increase (decrease)
  in Trust shares
  outstanding ...........    $  247,095,619           247,095,619      $   34,850,262            34,850,262
                             ===============       ==============      ===============       ==============

                                                          Institutional Class
                             ------------------------------------------------------------------------------
                                                           Year ended August 31,
                                             1998                                      1997
                             ------------------------------------      ------------------------------------
                                  Amount               Shares               Amount               Shares
                             ---------------      ---------------      ---------------      ---------------
Shares sold .............    $21,267,721,218       21,267,721,218      $19,688,867,100       19,688,867,100
Shares issued in
  reinvestment of
  distributions .........         87,942,027           87,942,027           68,490,796           68,490,796
Shares redeemed .........    (21,513,704,031)     (21,513,704,031)     (17,983,919,459)     (17,983,919,459)
                             ---------------      ---------------      ---------------      ---------------
Net increase (decrease)
  in Trust shares
  outstanding ...........    $  (158,040,786)        (158,040,786)     $ 1,773,438,437        1,773,438,437
                             ===============      ===============      ===============      ===============

Chase Vista Funds
Notes to Financial Statements (continued)
--------------------------------------------------------------------------------

                                                       Treasury Plus Money Market Fund
                             ------------------------------------------------------------------------------
                                                                 Vista Class
                             ------------------------------------------------------------------------------
                                                           Year ended August 31,
                                             1998                                      1997
                             ------------------------------------      ------------------------------------
                                  Amount               Shares               Amount               Shares
                             ---------------      ---------------      ---------------      ---------------
Shares sold ................ $16,312,404,830       16,312,404,830      $16,488,613,526       16,488,613,526
Shares issued in
  reinvestment
  of distributions .........      51,053,931           51,053,931           42,612,199           42,612,199
Shares redeemed ............ (16,653,021,012)     (16,653,021,012)     (16,307,623,845)     (16,307,623,845)
                             ---------------      ---------------      ---------------      ---------------
Net increase (decrease)
  in Trust shares
  outstanding .............. $  (289,562,251)        (289,562,251)     $   223,601,880          223,601,880
                             ===============      ===============      ===============      ===============

                                                              Premier Class
                             ------------------------------------------------------------------------------
                                                           Year ended August 31,
                                             1998                                      1997
                             ------------------------------------      ------------------------------------
                                  Amount               Shares               Amount               Shares
                             ---------------      ---------------      ---------------      ---------------
Shares sold ...............   $2,478,766,486        2,478,766,486        $ 630,055,851          630,055,851
Shares issued in
  reinvestment of
  distributions ...........        5,055,521            5,055,521            1,403,706            1,403,706
Shares redeemed ...........   (2,459,664,344)      (2,459,664,344)        (606,144,080)        (606,144,080)
                              --------------       --------------        -------------       --------------
Net increase (decrease)
  in Trust shares
  outstanding .............   $   24,157,663           24,157,663        $  25,315,477           25,315,477
                              ===============      ==============        =============       ==============

                                                          Institutional Class
                             ------------------------------------------------------------------------------
                                                           Year ended August 31,
                                             1998                                      1997
                             ------------------------------------      ------------------------------------
                                  Amount               Shares               Amount               Shares
                             ---------------      ---------------      ---------------      ---------------
Shares sold ...............  $ 9,241,704,864        9,241,704,864      $ 7,439,790,648        7,439,790,648
Shares issued in
  reinvestment of
  distributions ...........       17,672,706           17,672,706           10,198,531           10,198,531
Shares redeemed ...........   (8,674,756,863)      (8,674,756,863)      (7,346,950,712)      (7,346,950,712)
                             ---------------       --------------      ---------------       --------------
Net increase (decrease)
  in Trust shares
  outstanding .............  $   584,620,707          584,620,707      $   103,038,467          103,038,467
                             ===============       ==============      ===============       ==============

Chase Vista Funds
Notes to Financial Statements (continued)
--------------------------------------------------------------------------------

                                                         Federal Money Market Fund
                               ------------------------------------------------------------------------
                                                                Vista Class
                               ------------------------------------------------------------------------
                                                           Year ended August 31,
                                             1998                                    1997
                               --------------------------------        --------------------------------
                                  Amount              Shares              Amount              Shares
                               ------------        ------------        ------------        ------------
Shares sold ................   $887,154,692         887,154,692        $487,721,133         487,721,133
Shares issued in
  reinvestment
  of distributions .........     12,556,069          12,556,069          13,600,878          13,600,878
Shares redeemed ............   (841,656,329)       (841,656,329)       (553,201,237)       (553,201,237)
                               ------------        ------------        ------------        ------------
Net increase (decrease)
  in Trust shares
  outstanding ..............   $ 58,054,432          58,054,432        $(51,879,226)        (51,879,226)
                               ============        ============        ============        ============

                                                            Premier Class
                               ------------------------------------------------------------------------
                                                           Year ended August 31,
                                             1998                                    1997
                               --------------------------------        --------------------------------
                                  Amount              Shares              Amount              Shares
                               ------------        ------------        ------------        ------------
Shares sold .............      $464,266,935         464,266,935        $884,820,051         884,820,051
Shares issued in
  reinvestment of
  distributions .........        13,753,867          13,753,867          13,139,597          13,139,597
Shares redeemed .........      (564,547,292)       (564,547,292)       (747,052,298)       (747,052,298)
                               ------------        ------------        ------------        ------------
Net increase (decrease)
  in Trust shares
  outstanding ...........      $(86,526,490)        (86,526,490)       $150,907,350         150,907,350
                               ============        ============        ============        ============

                                                            Institutional Class
                               ------------------------------------------------------------------------
                                                           Year ended August 31,
                                             1998                                    1997
                               --------------------------------        --------------------------------
                                  Amount              Shares              Amount              Shares
                               ------------        ------------        ------------        ------------
Shares sold .............    $1,635,260,419       1,635,260,419        $809,559,898         809,559,898
Shares issued in
  reinvestment of
  distributions .........         2,739,838           2,739,838           1,781,683           1,781,683
Shares redeemed .........    (1,570,686,872)     (1,570,686,872)       (821,985,753)       (821,985,753)
                             --------------      --------------        ------------        ------------
Net increase (decrease)
  in Trust shares
  outstanding ...........    $   67,313,385          67,313,385        $(10,644,172)        (10,644,172)
                             ==============      ==============        ============        ============

Chase Vista Funds
Notes to Financial Statements (continued)
--------------------------------------------------------------------------------

                                                           Cash Management Fund
                             ------------------------------------------------------------------------------
                                                                Vista Class
                             ------------------------------------------------------------------------------
                                                           Year ended August 31,
                                               1998                                      1997
                             ------------------------------------      ------------------------------------
                                  Amount               Shares               Amount               Shares
                             ---------------      ---------------      ---------------      ---------------
Shares sold ................ $19,574,831,398       19,574,831,398      $14,045,422,722       14,045,422,722
Shares issued in
  reinvestment
  of distributions .........     123,345,017          123,345,017           71,043,177           71,043,177
Shares redeemed ............ (18,632,660,917)     (18,632,660,917)     (13,161,544,235)     (13,161,544,235)
                             ---------------      ---------------      ---------------      ---------------
Net increase (decrease)
  in Trust shares
  outstanding .............. $ 1,065,515,498        1,065,515,498      $   954,921,664          954,921,664
                             ===============      ===============      ===============      ===============

                                                               Premier Class
                             ------------------------------------------------------------------------------
                                                           Year ended August 31,
                                               1998                                      1997
                             ------------------------------------      ------------------------------------
                                  Amount               Shares               Amount               Shares
                             ---------------      ---------------      ---------------      ---------------
Shares sold .............     $4,145,937,183        4,145,937,183       $2,333,244,771        2,333,244,771
Shares issued in
  reinvestment of
  distributions .........         18,943,263           18,943,263           16,341,167           16,341,167
Shares redeemed .........     (4,124,974,934)      (4,124,974,934)      (2,407,404,922)      (2,407,404,922)
                              --------------       --------------       --------------       --------------
Net increase (decrease)
  in Trust shares
  outstanding ...........     $   39,905,512           39,905,512       $  (57,818,984)         (57,818,984)
                              ==============       ==============       ==============       ==============

                                                             Institutional Class
                             ------------------------------------------------------------------------------
                                                           Year ended August 31,
                                               1998                                      1997
                             ------------------------------------      ------------------------------------
                                  Amount               Shares               Amount               Shares
                             ---------------      ---------------      ---------------      ---------------
Shares sold .............     $5,180,985,034        5,180,985,034       $4,596,074,525        4,596,074,525
Shares issued in
  reinvestment of
  distributions .........         54,406,644           54,406,644           32,378,220           32,378,220
Shares redeemed .........     (5,099,529,175)      (5,099,529,175)      (4,361,358,357)      (4,361,358,357)
                              --------------       --------------       --------------       --------------
Net increase (decrease)
  in Trust shares
  outstanding ...........     $  135,862,503          135,862,503       $  267,094,388          267,094,388
                              ==============       ==============       ==============       ==============

Chase Vista Funds
Notes to Financial Statements (continued)
--------------------------------------------------------------------------------

                                                        Prime Money Market Fund
                             -----------------------------------------------------------------------------
                                                             Premier Class
                             -----------------------------------------------------------------------------
                                                         Year ended August 31,
                                             1998                                     1997
                             -------------------------------------     -----------------------------------
                                  Amount               Shares               Amount              Shares
                             ----------------      ---------------     ---------------      --------------
Shares sold ..............   $ 11,781,627,592       11,781,627,592     $ 4,080,531,934       4,080,531,934
Shares issued in
  reinvestment of
  distributions ..........         18,578,501           18,578,501           7,415,483           7,415,483
Shares redeemed ..........    (11,709,369,119)     (11,709,369,119)     (4,007,315,047)     (4,007,315,047)
                             ----------------      ---------------     ---------------      --------------
Net increase (decrease)
  in Trust shares
  outstanding ............   $     90,836,974           90,836,974     $    80,632,370          80,632,370
                             ================      ===============     ===============      ==============

                                                          Institutional Class
                             -----------------------------------------------------------------------------
                                                         Year ended August 31,
                                             1998                                     1997
                             -------------------------------------     -----------------------------------
                                  Amount               Shares               Amount              Shares
                             ----------------      ---------------     ---------------      --------------
Shares sold .............    $ 32,438,410,879       32,438,410,879     $16,454,322,258      16,454,322,258
Shares issued in
  reinvestment of
  distributions .........          95,986,386           95,986,386          26,707,134          26,707,134
Shares redeemed .........     (29,160,057,227)     (29,160,057,227)    (15,857,981,095)    (15,857,981,095)
                              ---------------      ---------------     ---------------     ---------------
Net increase (decrease)
  in Trust shares
  outstanding ...........    $  3,374,340,038        3,374,340,038     $   623,048,297         623,048,297
                              ===============      ===============     ===============     ===============

                                                              B Shares
                             -----------------------------------------------------------------------------
                                                         Year ended August 31,
                                             1998                                     1997
                             -------------------------------------     -----------------------------------
                                  Amount               Shares               Amount              Shares
                             ----------------      ---------------     ---------------      --------------
Shares sold ...............   $   103,074,736          103,074,736     $    49,461,663          49,461,663
Shares issued in
  reinvestment
  of distributions ........           484,432              484,432             381,174             381,174
Shares redeemed ...........       (85,128,570)         (85,128,570)        (55,242,319)        (55,242,319)
                              ---------------       --------------     ---------------      --------------
Net increase (decrease)
  in Trust shares
  outstanding .............   $    18,430,598           18,430,598     $    (5,399,482)         (5,399,482)
                              ===============       ==============     ===============      ==============

                                            C Shares
                               -----------------------------------
                                    05/14/98* Through 08/31/98
                               -----------------------------------
                                  Amount                Shares
                              ---------------       --------------
Shares sold ...............   $        71,340               71,340
Shares issued in
  reinvestment
  of distributions ........               439                  439
Shares redeemed ...........            (1,208)              (1,208)
                              ---------------       --------------
Net increase (decrease)
  in Trust shares
  outstanding .............   $        70,571               70,571
                              ===============       ==============

--------------
*Commencement of class of shares.

Chase Vista Funds
Notes to Financial Statements (continued)
--------------------------------------------------------------------------------

5. Concentration of Credit Risk -- As of August 31, 1998. CVCM invested 81.6% of its net assets in financial institutions, of which 10.8% was invested in Broker Dealers, 21.4% in Banking and 49.4% in other financial service providers. CVP invested 85.3% of its net assets in financial institutions, of which 5.0% was invested in Broker Dealers, 24.7% in Banking and 55.6% in other financial service providers. General economic conditions, as well as exposure to credit losses arising from possible financial difficulties of borrowers, play an important role in the operation of the financial services industry.

6. Trustee Compensation -- The Funds have adopted an unfunded noncontributory defined benefit pension plan covering all independent trustees of the Funds who will have served as an independent trustee for at least five years at the time of retirement. Benefits under this plan are based on compensation and years of service. Pension expenses for the year ended August 31, 1998, included in Trustees Fees and Expenses in the Statement of Operations, and accrued pension liability included in Other Accrued Liabilities in the Statement of Assets and Liabilities were as follows:


                   Pension   Accrued Pension
Fund              Expenses      Liability
---------------- ---------- ----------------
CVUSTS .........  $ 55,110      $194,879
CVUSG ..........   122,027       385,976
CVTP ...........    43,715       152,118
CVF ............    15,564        59,008
CVCM ...........    80,591       257,824
CVP ............    48,313       166,274

Chase Vista Funds
Financial Highlights
--------------------------------------------------------------------------------

                                                        100% U.S. Treasury Securities Money Market Fund
                                             ----------------------------------------------------------------------
                                                                          Vista Shares
                                             ----------------------------------------------------------------------
                                                    Year Ended                                   Year Ended
                                                    August 31,             12/1/95++           November 30,
                                             -------------------------      Through       -------------------------
                                                1998           1997         8/31/96          1995           1994
                                             ----------     ----------     ----------     ----------     ----------
Per Share Operating Performance
Net Asset Value, Beginning of Period .....   $     1.00     $     1.00     $     1.00     $     1.00     $     1.00
                                             ----------     ----------     ----------     ----------     ----------
 Income from Investment Operations:
  Net Investment Income ..................        0.048          0.048          0.035          0.050          0.033
                                             ----------     ----------     ----------     ----------     ----------
  Less Dividends from Net
  Investment Income ......................        0.048          0.048          0.035          0.050          0.033
                                             ----------     ----------     ----------     ----------     ----------
Net Asset Value, End of Period ...........   $     1.00     $     1.00     $     1.00     $     1.00     $     1.00
                                             ==========     ==========     ==========     ==========     ==========
Total Return .............................        4.92%          4.87%          3.50%          5.15%          3.32%
Ratios/Supplemental Data:
Net Assets, End of Period
 (000 omitted) ...........................   $3,051,358     $2,376,214     $1,671,603     $1,337,549     $1,024,125
Ratios to Average Net Assets#:
 Expenses ................................        0.59%          0.59%          0.60%          0.58%          0.59%
 Net Investment Income ...................        4.78%          4.74%          4.58%          4.99%          3.26%
 Expenses Without Waivers and
  Assumption of Expenses .................        0.71%          0.71%          0.68%          0.61%          0.62%
 Net Investment Income Without
  Waivers and Assumption of
  Expenses ...............................        4.66%          4.62%          4.50%          4.96%          3.23%


                                                        100% U.S. Treasury Securities Money Market Fund
                                             ----------------------------------------------------------------------
                                                     Premier Shares                    Institutional Shares
                                             --------------------------------   -----------------------------------
                                                  Year Ended                           Year Ended
                                                  August 31,          6/3/96*          August 31,           6/3/96*
                                             --------------------    Through     ----------------------     Through
                                                1998        1997      8/31/96       1998          1997      8/31/96
                                             --------     -------    --------    ----------     -------    -------
Per Share Operating Performance
Net Asset Value, Beginning of Period .....   $   1.00     $  1.00    $   1.00    $     1.00     $  1.00     $ 1.00
                                             --------     -------    --------    ----------     -------    -------
 Income from Investment Operations:
  Net Investment Income ..................      0.049       0.048       0.011         0.052       0.051      0.012
                                             --------     -------    --------    ----------     -------    -------
  Less Dividends from Net
  Investment Income ......................      0.049       0.048       0.011         0.052       0.051      0.012
                                             --------     -------    --------    ----------     -------    -------
Net Asset Value, End of Period ...........   $   1.00     $  1.00    $   1.00    $     1.00     $  1.00     $ 1.00
                                             ========     =======    ========    ==========     =======    =======
Total Return .............................      5.00%       4.91%       1.11%         5.30%       5.20%      1.23%

Ratios/Supplemental Data:
Net Assets, End of Period
 (000 omitted) ...........................   $ 21,744     $ 5,643    $    227    $1,795,613     $81,273     $    1
Ratios to Average Net Assets#:
 Expenses ................................       0.51%       0.55%       0.42%         0.21%       0.27%      0.21%
 Net Investment Income ...................       4.99%       4.80%       3.45%         5.13%       5.06%      3.65%
 Expenses Without Waivers and
  Assumption of Expenses .................       0.78%       0.80%       0.42%         0.25%       0.27%      0.21%
 Net Investment Income Without
  Waivers and Assumption of
  Expenses ...............................       4.72%       4.55%       3.45%         5.09%       5.06%      3.65%

-------
++ In 1996, the Fund changed its fiscal year-end from November 30 to August 31.
 * Commencement of offering class of shares.
 # Short periods have been annualized.

58
                       See notes to financial statements.

Chase Vista Funds
Financial Highlights (continued)
--------------------------------------------------------------------------------


                                                                             U.S. Government Money Market Fund
                                                          ------------------------------------------------------------------
                                                                                       Vista Shares
                                                          ------------------------------------------------------------------

                                                                            Year Ended August 31,                   11/1/93
                                                          ------------------------------------------------------    Through
                                                             1998           1997           1996          1995       8/31/94++
                                                          ----------     ----------     ----------     --------     --------
Per Share Operating Performance
Net Asset Value, Beginning of Period ..................   $     1.00      $     1.00     $     1.00     $   1.00     $   1.00
                                                          ---------      ----------      ---------      -------     --------
 Income from Investment Operations:
  Net Investment Income ...............................        0.050          0.049          0.049        0.049        0.025
                                                          ----------     ----------     ----------     --------     --------
  Less Dividends from Net Investment Income ...........        0.050          0.049          0.049        0.049        0.025
                                                          ----------     ----------     ----------     --------     --------
Net Asset Value, End of Period ........................   $     1.00      $    1.00      $    1.00      $  1.00     $   1.00
                                                          ==========     ==========     ==========     ========     ========
Total Return ..........................................        5.14%          5.04%          4.97%        5.05%        2.48%

Ratios/Supplemental Data
Net Assets, End of Period (000 omitted) ...............   $3,033,296     $2,139,368     $2,057,023     $341,336     $335,365
Ratios to Average Net Assets#:
 Expenses .............................................        0.59%          0.59%          0.65%        0.80%        0.80%
 Net Investment Income ................................        5.01%          4.93%          4.83%        4.93%        2.94%
 Expenses Without Waivers and Assumption of Expenses ..        0.70%          0.72%          0.73%        0.80%        0.80%
 Net Investment Income Without Waivers and Assumption
  of Expenses .........................................        4.90%          4.80%          4.75%        4.93%        2.94%

-------
 # Short periods have been annualized.
++ In 1994, the Fund changed its fiscal year-end from October 31 to August 31.

59
                       See notes to financial statements.

Chase Vista Funds
Financial Highlights (continued)
--------------------------------------------------------------------------------

                                                           U.S. Government Money Market Fund
                                           ----------------------------------------------------------------
                                                                     Premier Shares
                                           ----------------------------------------------------------------
                                                           Year Ended August 31,                    11/1/93
                                           ---------------------------------------------------      Through
                                                1998          1997         1996         1995       8/31/94++
                                             ----------     --------     --------     --------     --------
Per Share Operating Performance
Net Asset Value, Beginning of Period .....   $     1.00     $   1.00     $   1.00     $   1.00     $   1.00
                                             ----------     --------     --------     --------     --------
 Income from Investment Operations:
  Net Investment Income ..................        0.051        0.050        0.050        0.052        0.027
                                             ----------     --------     --------     --------     --------
  Less Dividends from Net Investment
  Income .................................        0.051        0.050        0.050        0.052        0.027
                                             ----------     --------     --------     --------     --------
Net Asset Value, End of Period ...........   $     1.00     $   1.00     $   1.00     $   1.00     $   1.00
                                             ==========     ========     ========     ========     ========
Total Return .............................        5.25%        5.08%        5.15%        5.31%        2.70%

Ratios/Supplemental Data
Net Assets, End of Period (000 omitted) ..   $1,083,605     $836,520     $801,665     $763,609     $545,999
Ratios to Average Net Assets#:
 Expenses ................................        0.48%        0.55%        0.55%        0.55%        0.55%
 Net Investment Income ...................        5.12%        4.97%        5.04%        5.22%        3.13%
 Expenses Without Waivers and
  Assumption of Expenses .................        0.60%        0.60%        0.59%        0.59%        0.61%
 Net Investment Income Without
  Waivers and Assumption of Expenses .....        5.00%        4.92%        5.00%        5.18%        3.07%


                                                                 U.S. Government Money Market Fund
                                            -------------------------------------------------------------------------
                                                                       Institutional Shares
                                            -------------------------------------------------------------------------
                                                                 Year Ended August 31,                      12/10/93*
                                            ----------------------------------------------------------       Through
                                                  1998            1997            1996          1995        8/31/94++
                                              ----------     -----------     -----------     ---------     ---------
Per Share Operating Performance
Net Asset Value, Beginning of Period .....    $     1.00      $     1.00      $     1.00      $   1.00      $   1.00
                                              ----------      ----------      ----------      --------      --------
 Income from Investment Operations:
  Net Investment Income ..................         0.054           0.053           0.053         0.055         0.026
                                              ----------     -----------     -----------     ---------     ---------
  Less Dividends from Net Investment
  Income .................................         0.054           0.053           0.053         0.055         0.026
                                              ----------     -----------     -----------     ---------     ---------
Net Asset Value, End of Period ...........    $     1.00      $     1.00      $     1.00      $   1.00      $   1.00
                                              ==========      ==========      ==========      =========     =========
Total Return .............................         5.51%           5.40%           5.45%         5.60%         2.61%

Ratios/Supplemental Data
Net Assets, End of Period (000 omitted) ..    $2,797,127      $2,955,206      $1,181,763      $466,083      $212,810
Ratios to Average Net Assets#:
 Expenses ................................         0.24%           0.24%           0.27%         0.27%         0.27%
 Net Investment Income ...................         5.36%           5.29%           5.30%         5.58%         3.81%
 Expenses Without Waivers and
  Assumption of Expenses .................         0.24%           0.24%           0.27%         0.28%         0.27%
 Net Investment Income Without
  Waivers and Assumption of Expenses .....         5.36%           5.29%           5.30%         5.57%         3.81%

-------
 * Commencement of offering class of shares.
 # Short periods have been annualized.
++ In 1994, the Fund changed its fiscal year-end from October 31 to August 31.

60
                       See notes to financial statements.

Chase Vista Funds
Financial Highlights (continued)
--------------------------------------------------------------------------------

                                                     Treasury Plus Money Market Fund
                                                 ----------------------------------------
                                                               Vista Shares
                                                 ----------------------------------------
                                                        Year Ended
                                                        August 31,               5/6/96*
                                                 -------------------------       Through
                                                    1998           1997          8/31/96
                                                 ----------     ----------     ----------
Per Share Operating Performance
Net Asset Value, Beginning of Period .........   $     1.00     $     1.00     $     1.00
                                                 ----------     ----------     ----------
 Income from Investment Operations:
  Net Investment Income ......................        0.049          0.048          0.015
                                                 ----------     ----------     ----------
  Less Dividends from Net
  Investment Income ..........................        0.049          0.048          0.015
                                                 ----------     ----------     ----------
Net Asset Value, End of Period ...............   $     1.00     $     1.00     $     1.00
                                                 ==========     ==========     ==========
Total Return .................................        5.05%          4.89%          1.50%

Ratios/Supplemental Data:
Net Assets, End of Period
 (000 omitted) ...............................   $1,316,289     $1,605,845     $1,382,184
Ratios to Average Net Assets#:
 Expenses ....................................        0.59%          0.59%          0.59%
 Net Investment Income .......................        4.92%          4.79%          4.63%
 Expenses Without Waivers and
  Assumption of Expenses .....................        0.70%          0.70%          0.73%
 Net Investment Income Without
  Waivers and Assumption of Expenses .........        4.81%          4.68%          4.49%


                                                                       Treasury Plus Money Market Fund
                                               ----------------------------------------------------------------

                                                                         Premier Shares
                                               ----------------------------------------------------------------

                                                               Year Ended August 31,                    4/22/94*
                                                  -------------------------------------------------     Through
                                                    1998          1997          1996          1995       8/31/94
                                                  --------      --------      --------      -------     --------
Per Share Operating Performance
Net Asset Value, Beginning of Period .........    $   1.00      $   1.00      $   1.00      $  1.00     $  1.00
                                                  --------      --------      --------      -------     -------
 Income from Investment Operations:
  Net Investment Income ......................       0.051         0.049         0.050        0.050       0.014
                                                  --------      --------      --------      -------     -------
  Less Dividends from Net
  Investment Income ..........................       0.051         0.049         0.050        0.050       0.014
                                                  --------      --------      --------      -------     -------
Net Asset Value, End of Period ...............    $   1.00      $   1.00      $   1.00      $  1.00     $  1.00
                                                  ========      ========      ========      =======     =======
Total Return .................................       5.18%         4.98%         5.07%        5.17%       1.37%

Ratios/Supplemental Data:
Net Assets, End of Period
 (000 omitted) ...............................    $155,498      $131,334      $106,011      $18,572     $    36
Ratios to Average Net Assets#:
 Expenses ....................................       0.46%         0.51%         0.52%        0.50%       0.49%
 Net Investment Income .......................       5.06%         4.88%         4.85%        5.23%       3.85%
 Expenses Without Waivers and
  Assumption of Expenses .....................       0.50%         0.53%         0.63%        1.57%       0.89%
 Net Investment Income Without
  Waivers and Assumption of Expenses .........       5.02%         4.86%         4.74%        4.16%       3.46%


                                                               Treasury Plus Money Market Fund
                                                  ----------------------------------------------------------
                                                                     Institutional Shares
                                                  ----------------------------------------------------------
                                                                     Year Ended August 31,           4/20/94**
                                                  -----------------------------------------------    Through
                                                    1998          1997         1996         1995     8/31/94
                                                  --------      --------     --------     -------    -------
Per Share Operating Performance
Net Asset Value, Beginning of Period .........    $   1.00      $   1.00     $   1.00     $  1.00    $  1.00
                                                  --------      --------      -------     -------    -------
 Income from Investment Operations:
  Net Investment Income ......................       0.053         0.051        0.052       0.053      0.014
                                                  --------      --------     --------     -------    -------
  Less Dividends from Net
  Investment Income ..........................       0.053         0.051        0.052       0.053      0.014
                                                  --------      --------     --------     -------    -------
Net Asset Value, End of Period ...............    $   1.00      $   1.00     $   1.00     $  1.00    $  1.00
                                                  ========      ========     ========     =======    =======
Total Return .................................       5.44%         5.24%        5.29%       5.36%      1.45%

Ratios/Supplemental Data:
Net Assets, End of Period
 (000 omitted) ...............................    $876,207      $291,546     $188,513     $17,636    $14,976
Ratios to Average Net Assets#:
 Expenses ....................................       0.21%         0.26%        0.30%       0.32%      0.32%
 Net Investment Income .......................       5.29%         5.16%        5.11%       5.21%      3.93%
 Expenses Without Waivers and
  Assumption of Expenses .....................       0.25%         0.26%        0.38%       0.89%      0.53%
 Net Investment Income Without
  Waivers and Assumption of Expenses .........       5.25%         5.16%        5.03%       4.64%      3.72%

-------
 # Short periods have been annualized.
 * Commencement of offering of classes of shares.
** Commencement of operations.

Chase Vista Funds
Financial Highlights (continued)
--------------------------------------------------------------------------------

                                                              Federal Money Market Fund
                                           -------------------------------------------------------------
                                                                    Vista Shares
                                           -------------------------------------------------------------
                                                           Year Ended August 31,                 5/9/94*
                                           ------------------------------------------------      Through
                                               1998         1997         1996         1995       8/31/94
                                             -------      -------      -------      -------      -------
Per Share Operating Performance
Net Asset Value, Beginning of Period .....   $   1.00     $   1.00     $   1.00     $   1.00     $  1.00
                                             --------      -------     --------     --------      ------
Income from Investment Operations:
 Net Investment Income ...................      0.049        0.048        0.048        0.051       0.013
                                             --------     --------     --------     --------     -------
 Less Dividends from Net Investment
 Income ..................................      0.049        0.048        0.048        0.051       0.013
                                             --------     --------     --------     --------     -------
Net Asset Value, End of Period ...........   $   1.00     $   1.00     $   1.00     $   1.00     $  1.00
                                             ========     ========     ========     ========     =======
Total Return .............................      4.94%        4.91%        4.83%        5.20%       1.26%

Ratios/Supplemental Data:
Net Assets, End of Period
 (000 omitted) ...........................   $359,073     $301,031     $352,934     $203,399     $19,995
Ratios to Average Net Assets#:
 Expenses ................................      0.70%        0.70%        0.70%        0.69%       0.40%
 Net Investment Income ...................      4.88%        4.79%        4.79%        5.16%       4.36%
 Expenses Without Waivers and
  Assumption of Expenses .................      0.84%        0.82%        0.93%        0.93%       1.02%
 Net Investment Income Without
  Waivers and Assumption of
  Expenses ...............................      4.74%        4.67%        4.56%        4.92%       3.74%


                                                                Federal Money Market Fund
                                           ------------------------------------------------------------------
                                                                      Premier Shares
                                           ------------------------------------------------------------------
                                                             Year Ended August 31,                    4/22/94*
                                           -----------------------------------------------------      Through
                                                1998          1997          1996          1995        8/31/94
                                             ---------     ---------     ---------      --------      -------
Per Share Operating Performance
Net Asset Value, Beginning of Period .....    $   1.00      $   1.00      $   1.00      $   1.00      $  1.00
                                              --------      --------      --------      --------      -------
Income from Investment Operations:
 Net Investment Income ...................       0.051         0.050         0.050         0.053        0.015
                                              --------     ---------     ---------      --------      -------
 Less Dividends from Net Investment
 Income ..................................       0.051         0.050         0.050         0.053        0.015
                                              --------     ---------     ---------      --------      -------
Net Asset Value, End of Period ...........    $   1.00      $   1.00      $   1.00      $   1.00      $  1.00
                                              ========      ========      ========      ========      =======
Total Return .............................       5.22%         5.12%         5.14%         5.40%        1.47%

Ratios/Supplemental Data:
Net Assets, End of Period
 (000 omitted) ...........................    $313,107      $399,644      $248,757      $148,512      $55,768
Ratios to Average Net Assets#:
 Expenses ................................       0.50%         0.50%         0.50%         0.49%        0.35%
 Net Investment Income ...................       5.07%         5.01%         4.99%         5.32%        4.38%
 Expenses Without Waivers and
  Assumption of Expenses .................       0.51%         0.52%         0.52%         0.59%        0.74%
 Net Investment Income Without
  Waivers and Assumption of
  Expenses ...............................       5.06%         4.99%         4.97%         5.22%        4.00%

-------
 # Short periods have been annualized.
 * Commencement of offering of classes of shares.

62
                       See notes to financial statements.

Chase Vista Funds
Financial Highlights (continued)
--------------------------------------------------------------------------------

                                                                     Federal Money Market Fund
                                                  --------------------------------------------------------------
                                                                        Institutional Shares
                                                  --------------------------------------------------------------
                                                                  Year Ended August 31,                  4/20/94**
                                                  ---------------------------------------------------    Through
                                                      1998         1997         1996         1995        8/31/94
                                                  ------------ ------------ ------------ ------------ ----------
Per Share Operating Performance
Net Asset Value, Beginning of Period ............   $   1.00     $   1.00     $   1.00     $   1.00     $   1.00
                                                    --------      -------      -------      -------      -------
 Income from Investment Operations:
 Net Investment Income ..........................      0.053        0.052        0.052        0.054        0.015
 Net Realized Loss on Securities ................         --           --           --           --           --
                                                    --------     --------     --------     --------     --------
 Total Income from Investment Operations ........      0.053        0.052        0.052        0.054        0.015
                                                    --------     --------     --------     --------     --------
 Voluntary Capital Contribution .................
 Less Dividends from Net Investment Income ......      0.053        0.052        0.052        0.054        0.015
                                                    --------     --------     --------     --------     --------
Net Asset Value, End of Period ..................   $  1.00      $  1.00      $   1.00     $   1.00     $   1.00
                                                    ========     ========     ========     ========     ========
Total Return ....................................      5.46%        5.35%        5.35%        5.57%        1.54%

Ratios/Supplemental Data:
Net Assets, End of Period (000 omitted) .........   $197,966     $130,659     $141,312     $113,591     $117,364
Ratios to Average Net Assets#:
 Expenses .......................................      0.27%        0.27%        0.30%        0.31%        0.30%
 Net Investment Income ..........................      5.32%        5.23%        5.20%        5.45%        4.26%
 Expenses Without Waivers and Assumption of
  Expenses ......................................      0.27%        0.27%        0.30%        0.37%        0.49%
 Net Investment Income Without Waivers and
  Assumption of Expenses ........................      5.32%        5.23%        5.20%        5.39%        4.06%


                                                                        Prime Money Market Fund
                                                     --------------------------------------------------------------
                                                                         Premier Shares
                                                     --------------------------------------------------------------
                                                               Year Ended August 31,                       11/15/93**
                                                     -------------------------------------------------      Through
                                                       1998          1997          1996          1995       8/31/94
                                                     --------      --------      --------      -------      -------
Per Share Operating Performance
Net Asset Value, Beginning of Period ............    $   1.00      $   1.00      $   1.00      $  1.00      $  1.00
                                                     --------      --------      --------      -------      -------
 Income from Investment Operations:
 Net Investment Income ..........................       0.053         0.052         0.052        0.053        0.027
 Net Realized Loss on Securities ................          --            --            --       (0.003)          --
                                                     --------      --------      --------      -------      -------
 Total Income from Investment Operations ........       0.053         0.052         0.052        0.050        0.027
                                                     --------      --------      --------      -------      -------
 Voluntary Capital Contribution .................          --            --            --        0.003           --
 Less Dividends from Net Investment Income ......       0.053         0.052         0.052        0.053        0.027
                                                     --------      --------      --------      -------      -------
Net Asset Value, End of Period ..................    $   1.00      $   1.00      $   1.00      $  1.00      $  1.00
                                                     ========      ========      ========      =======      =======
Total Return ....................................       5.44%         5.34%         5.32%        5.44%        2.75%

Ratios/Supplemental Data:
Net Assets, End of Period (000 omitted) .........    $590,220      $499,308      $418,736      $62,737      $73,253
Ratios to Average Net Assets#:
 Expenses .......................................       0.45%         0.45%         0.45%        0.45%        0.45%
 Net Investment Income ..........................       5.29%         5.17%         5.18%        5.24%        3.15%
 Expenses Without Waivers and Assumption of
  Expenses ......................................       0.51%         0.53%         0.51%        0.65%        0.56%
 Net Investment Income Without Waivers and
  Assumption of Expenses ........................       5.23%         5.09%         5.12%        5.04%        3.04%

-------
 # Short periods have been annualized.
 * Commencement of offering of classes of shares.
** Commencement of operations.

                                                                              63
                       See notes to financial statements.

Chase Vista Funds
Financial Highlights (continued)
--------------------------------------------------------------------------------

                                                                           Prime Money Market Fund
                                                       ---------------------------------------------------------------
                                                                            Institutional Shares
                                                       ---------------------------------------------------------------
                                                                       Year Ended August 31,                   4/26/94*
                                                       -----------------------------------------------------   Through
                                                          1998           1997          1996         1995       8/31/94
                                                       ----------     ----------     --------     --------     -------
Per Share Operating Performance
Net Asset Value, Beginning of Period ...............   $     1.00     $     1.00     $   1.00     $   1.00     $  1.00
                                                       ----------     ----------     --------     --------     -------
 Income from Investment Operations:
 Net Investment Income .............................        0.055          0.054        0.054        0.055       0.014
 Net Realized Loss on Securities ...................           --             --           --       (0.003)         --
                                                       ----------     ----------     --------     --------     -------
 Total Income from Investment Operations ...........        0.055          0.054        0.054        0.052       0.014
                                                       ----------     ----------     --------     --------     -------
 Voluntary Capital Contribution ....................           --             --           --        0.003          --
 Less Dividends from Net Investment Income .........        0.055          0.054        0.054        0.055       0.014
                                                       ----------     ----------     --------     --------     -------
Net Asset Value, End of Period .....................   $    1.00      $     1.00     $   1.00     $   1.00     $  1.00
                                                       ==========     ==========     ========     ========     =======
Total Return .......................................        5.65%          5.49%        5.51%        5.62%       1.50%

Ratios/Supplemental Data:
Net Assets, End of Period (000 omitted) ............   $4,721,991     $1,347,651     $724,544     $185,640     $57,961
Ratios to Average Net Assets#:
 Expenses ..........................................        0.24%          0.25%        0.26%        0.27%       0.27%
 Net Investment Income .............................        5.50%          5.37%        5.33%        5.57%       4.21%
 Expenses Without Waivers and Assumption
  of Expenses ......................................        0.24%          0.25%        0.26%        0.35%       0.37%
 Net Investment Income Without Waivers
  and Assumption of Expenses .......................        5.50%          5.37%        5.33%        5.49%       4.11%


                                                                              Prime Money Market Fund
                                                        ----------------------------------------------------------------------
                                                                                B Shares                              C Shares
                                                        -----------------------------------------------------------  ---------
                                                                    Year Ended August 31,                  4/21/94*   5/14/98*
                                                        ------------------------------------------------   Through    Through
                                                          1998         1997         1996         1995      8/31/94    8/31/98
                                                        -------      -------      -------     ------       ------     ------
Per Share Operating Performance
Net Asset Value, Beginning of Period ...............    $  1.00      $  1.00      $  1.00     $ 1.00       $ 1.00     $ 1.00
                                                        -------      -------      -------     ------       ------     ------
 Income from Investment Operations:
 Net Investment Income .............................      0.045        0.043        0.042      0.043        0.011      0.013
 Net Realized Loss on Securities ...................         --           --           --     (0.003)          --         --
                                                        -------      -------      -------     ------       ------     ------
 Total Income from Investment Operations ...........      0.045        0.043        0.042      0.040        0.011      0.013
                                                        -------      -------      -------     ------       ------     ------
 Voluntary Capital Contribution ....................         --           --           --      0.003           --         --
 Less Dividends from Net Investment Income .........      0.045        0.043        0.042      0.043        0.011      0.013
                                                        -------      -------      -------     ------       ------     ------
Net Asset Value, End of Period .....................    $  1.00      $  1.00      $  1.00     $ 1.00       $ 1.00     $ 1.00
                                                        =======      =======      =======     ======       ======     ======
Total Return .......................................      4.60%        4.33%        4.25%      4.37%        1.11%      1.29%

Ratios/Supplemental Data:
Net Assets, End of Period (000 omitted) ............    $28,699      $10,269      $15,667     $4,880       $1,452     $   71
Ratios to Average Net Assets#:
 Expenses ..........................................      1.25%        1.35%        1.47%      1.47%        1.47%      1.50%
 Net Investment Income .............................      4.49%        4.27%        4.17%      4.33%        2.96%      4.21%
 Expenses Without Waivers and Assumption
  of Expenses ......................................      1.50%        1.53%        1.71%      2.53%        1.67%      1.50%
 Net Investment Income Without Waivers
  and Assumption of Expenses .......................      4.24%        4.09%        3.93%      3.27%        2.76%      4.21%

-------
 # Short periods have been annualized.
** Commencement of operations.
 * Commencement of offering of classes of shares.

                                                                              64
                       See notes to financial statements.

Chase Vista Funds
Financial Highlights (continued)
--------------------------------------------------------------------------------

                                                                                    Cash Management Fund
                                                           -------------------------------------------------------------------
                                                                                        Vista Shares
                                                           -------------------------------------------------------------------
                                                             Year Ended August 31,       12/1/95++     Year Ended November 30,
                                                           -------------------------      Through    -----------------------
                                                              1998            1997        8/31/96         1995          1994
                                                           ----------     ----------    ----------     ----------     --------
Per Share Operating Performance
Net Asset Value, Beginning of Period ...................   $    1.00      $     1.00    $     1.00     $     1.00     $   1.00
                                                           ---------      ----------    ----------     ----------     --------
 Income from Investment Operations:
 Net Investment Income .................................        0.051          0.050         0.037          0.054        0.036
                                                           ----------      ---------    ----------     ----------     --------
 Less Dividends from Net Investment Income .............        0.051          0.050         0.037          0.054        0.036
                                                           ----------      ---------    ----------     ----------     --------
Net Asset Value, End of Period .........................   $    1.00       $   1.000    $     1.00     $     1.00     $  1.000
                                                           ==========      =========    ==========     ==========     ========
Total Return ...........................................        5.23%          5.09%         3.69%          5.49%        3.62%

Ratios/Supplemental Data
Net Assets, End of Period (000 omitted) ................   $3,641,663     $2,576,142    $1,621,212     $1,634,493     $990,045
Ratios to Average Net Assets#:
 Expenses ..............................................        0.59%          0.59%         0.60%          0.58%        0.58%
 Net Investment Income .................................        5.09%          4.99%         4.91%          5.35%        3.62%
 Expenses Without Waivers and Assumptions of Expenses ..        0.61%          0.62%         0.63%          0.62%        0.62%
 Net Investment Income Without Waivers and Assumption
   of Expenses .........................................        5.07%          4.96%         4.88%          5.31%        3.58%

-------
++ In 1996, the Fund changed its fiscal year-end from November 30 to August 31.
 # Short periods have been annualized.

                                                                              65
                       See notes to financial statements.

Chase Vista Funds
Financial Highlights (continued)
--------------------------------------------------------------------------------

                                                                                    Cash Management Fund
                                                          ----------------------------------------------------------------------
                                                                    Premier Shares                     Institutional Shares
                                                          ----------------------------------------------------------------------
                                                           Year Ended August 31,    5/6/96*      Year Ended August 31,   5/6/96*
                                                          ----------------------    Through      ---------------------   Through
                                                            1998         1997        8/31/96        1998        1997     8/31/96
                                                          --------      -------     --------     ----------   --------   --------
Per Share Operating Performance
Net Asset Value, Beginning of Period ..................   $   1.00     $   1.00     $   1.00     $     1.00   $   1.00   $   1.00
                                                          --------      -------     --------     ----------   --------   --------
 Income from Investment Operations:
 Net Investment Income ................................      0.052        0.051        0.016          0.055      0.053      0.017
                                                          --------     --------     --------     ----------   --------   --------
  Less Dividends from Net Investment Income ...........      0.052        0.051        0.016          0.055      0.053      0.017
                                                          --------     --------     --------     ----------   --------   --------
Net Asset Value, End of Period ........................   $   1.00     $   1.00     $   1.00     $     1.00   $   1.00   $   1.00
                                                          ========     ========     ========     ==========   ========   ========
Total Return ..........................................      5.35%        5.18%        1.61%          5.59%      5.45%      1.69%

Ratios/Supplemental Data
Net Assets, End of Period (000 omitted) ...............   $415,389     $375,485     $433,302     $1,059,967   $924,099   $657,002
Ratios to Average Net Assets#:
 Expenses .............................................      0.47%        0.50%        0.50%          0.24%      0.24%      0.25%
 Net Investment Income ................................      5.22%        5.07%        4.93%          5.45%      5.34%      5.22%
 Expenses Without Waivers and Assumption of Expenses ..      0.52%        0.51%        0.52%          0.24%      0.24%      0.25%
 Net Investment Income Without Waivers and Assumption
   of Expenses ........................................      5.17%        5.06%        4.91%          5.45%      5.34%      5.22%

-------
* Commencement of offering class of shares.
# Short periods have been annualized.

66
                       See notes to financial statements.

Report of Independent Accountants
--------------------------------------------------------------------------------

To the Trustees and Shareholders of
Mutual Fund Trust

In our opinion, the accompanying statement of assets and liabilities, including the portfolios of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Chase Vista 100% U.S. Treasury Securities Money Market Fund, Chase Vista U.S. Government Money Market Fund, Chase Vista Treasury Plus Money Market Fund, Chase Vista Federal Money Market Fund, Chase Vista Cash Management Fund and Chase Vista Prime Money Market Fund (separate portfolios of Mutual Fund Trust, hereafter referred to as the "Trust") at August 31, 1998, the results of each of their operations for the year then ended, the changes in each of their net assets for each of the two years in the period then ended, and the financial highlights for each of the periods presented (for the two years in the period ended August 31, 1998 and for the period December 1, 1995 through August 31, 1996 for Chase Vista Cash Management Fund and Chase Vista 100% U.S. Treasury Securities Money Market Fund), in conformity with generally accepted accounting principles. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Trust's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with generally accepted auditing standards which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at August 31, 1998 by correspondence with the custodian and brokers, provide a reasonable basis for the opinion expressed above. The financial highlights of Chase Vista Cash Management Fund and Chase Vista 100% U.S. Treasury Securities Money Market Fund for each of the two years in the period ended November 30, 1995 were audited by other independent accountants whose report dated January 19, 1996 expressed an unqualified opinion on these financial highlights.



PricewaterhouseCoopers LLP
1177 Avenue of the Americas
New York, New York 10036
October 9, 1998

                                   (unaudited)
Chase Vista 100% U.S. Treasury Securities Money Market
  Fund (CVUSTS)
Chase Vista U.S. Government Money Market Fund (CVUSG)
Chase Vista Treasury Plus Money Market Fund (CVTP)
Chase Vista Federal Money Market Fund (CVF)
Chase Vista Cash Management Fund (CVCM)
Chase Vista Prime Money Market Fund (CVP)
--------------------------------------------------------------------------------
Certain tax information regarding the Chase Vista Mutual Funds is required to be provided to shareholders based upon the Funds income and distributions for the taxable year ended August 31, 1998. The information and distributions reported in this letter may differ from the information and distributions taxable to the shareholders for the calendar year ending December 31, 1998. The information necessary to complete your income tax returns for the calendar year ending December 31, 1998 will be received under separate cover.

The following schedules present the source and percentage of income from government obligations for the fiscal year ended August 31, 1998.


                                          CVUSTS       CVUSG      CVTP         CVF       CVCM       CVP
                                         ------       -----      -----       -----      ----       ----
U.S. Treasury Obligations                100.00%       0.49%     29.45%       2.04%       --       0.02%
Federal Farm Credit Bank                   --          8.83%      --         17.16%       --        --
Federal Home Loan Bank                     --         20.37%      --         69.21%       --       0.02%
Student Loan Marketing Association         --          4.82%      --         11.53%      2.43%      --
Tennessee Valley Authority                 --            --       --          0.03%       --        --
Federal Home Loan Mortgage Corporation     --          1.89%      --          0.03%       --        --
Federal National Mortgage Association      --         13.11%      --          --         0.03%     0.15%


68
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

[back cover]



Chase Vista Funds Service Center
P.O. Box 419392
Kansas City, MO 64179

Investment Adviser, Administrator,
Shareholder and Fund Servicing Agent
and Custodian
The Chase Manhattan Bank

Distributor
Vista Fund Distributors, Inc.

Transfer Agent
DST Systems, Inc.

Legal Counsel
Simpson Thacher & Bartlett

Independent Accountants
PricewaterhouseCoopers LLP

Chase Vista Funds are distributed by Vista Fund Distributors, Inc., which is unaffiliated with The Chase Manhattan Bank. Chase and its respective affiliates receive compensation from Chase Vista Funds for providing investment advisory and other services.

This report is submitted for the general information of the shareholders of the funds. It is not authorized for distribution to prospective investors in the funds unless preceded or accompanied by a prospectus.

To obtain a prospectus for any of the Chase Vista Funds, call 1-800-34-VISTA. The prospectus contains more complete information, including charges and expenses. Please read it carefully before you invest or send money.

October 1998           (unaudited)                                   CVMM-2-1098